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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	VK-CBD-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–87.94%

Advertising–0.05%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/2022	$535,000	$552,543

Aerospace & Defense–0.17%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	220,000	193,875
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	263,000	263,658
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	397,000	408,414
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	470,000	479,987
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	692,000	715,355
		2,061,289

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	538,000	524,550

Air Freight & Logistics–0.22%

United Parcel Service, Inc., Sr. Unsec. Notes, 2.40%, 11/15/2026	2,811,000	2,657,219

Airlines–2.17%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,155,656	2,146,225
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	2,004,077	2,032,886
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	4,630,000	4,499,781
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	910,301	934,424
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	1,112,459	1,166,970

	Principal Amount	Value

Airlines–(continued)

LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	$6,033,900	$5,939,620
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	2,455,000	2,447,802
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,301,258	2,344,407
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	4,997,657
		26,509,772

Alternative Carriers–0.04%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	190,000	190,475
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	274,000	270,575
		461,050

Aluminum–0.13%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	600,000	641,341
Arconic Inc., Sr. Unsec. Global Notes, 5.40%, 04/15/2021	887,000	937,448
		1,578,789

Apparel Retail–0.88%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	399,000	422,940
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	331,000	301,624
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	9,926,000	10,016,237
		10,740,801

Apparel, Accessories & Luxury Goods–0.12%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	708,000	709,328
4.88%, 05/15/2026(b)	734,000	733,541
		1,442,869

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–1.77%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$4,515,000	$4,566,065
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,434,320
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,318,971
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,116,847
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	5,807,358
CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	494,000	516,848
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	224,775
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,485,000	1,555,537
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	694,000	748,652
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	266,000	266,333
		21,555,706

Auto Parts & Equipment–0.02%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	183,000	189,405
5.50%, 12/15/2024	101,000	102,136
		291,541

Automobile Manufacturers–1.35%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 07/06/2021(b)	5,464,000	5,303,812
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,683,000	1,624,676
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,874,152
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,159,983
4.00%, 10/06/2026	2,460,000	2,338,283
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,178,644
		16,479,550

	Principal Amount	Value

Automotive Retail–0.76%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	$3,940,000	$4,241,337
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	2,833,000	2,842,807
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/2021	2,000,000	2,156,182
		9,240,326

Biotechnology–0.26%

Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 2.40%, 09/23/2021	3,284,000	3,173,480

Brewers–2.03%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.30%, 02/01/2023	4,356,000	4,421,150
3.65%, 02/01/2026	7,630,000	7,711,973
4.70%, 02/01/2036	2,224,000	2,333,310
4.90%, 02/01/2046	9,633,000	10,320,589
		24,787,022

Broadcasting–0.21%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	268,000	272,020
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	508,000	501,650
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	714,000	565,845
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	486,000	517,590
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	312,000	308,880
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	350,000	342,125
		2,508,110

Building Products–0.09%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	288,915
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	293,000	336,950
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	409,000	418,202
		1,044,067

Cable & Satellite–3.18%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	950,000	998,687
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	200,000	210,000

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	$290,000	$292,175
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,505,000	1,553,912
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.91%, 07/23/2025(b)	5,493,000	5,738,993
6.83%, 10/23/2055(b)	4,449,000	5,019,893
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,401,594
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	1,915,000	1,642,273
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,390,936
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	3,514,000	3,319,224
8.38%, 03/01/2039(b)	2,185,000	2,711,030
9.38%, 01/15/2019(b)	1,860,000	2,110,315
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	300,000	316,875
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	216,500
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	400,000	462,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,307,000	1,331,506
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	142,000	111,825
7.25%, 10/15/2020	340,000	249,900
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,151,226
5.95%, 04/01/2041	3,964,000	4,828,501
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	183,000	184,373
5.38%, 07/15/2026(b)	377,000	376,058
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	750,000	746,250
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	201,250
REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	208,000	209,820

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	$200,000	$195,000
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	353,000	356,089
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	224,400
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	250,000	246,875
		38,797,480

Casinos & Gaming–0.18%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	485,000	517,737
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	142,000	148,745
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Notes, 7.63%, 11/01/2021(b)	200,000	194,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	138,285
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	166,000	158,945
6.00%, 03/15/2023	265,000	285,869
7.75%, 03/15/2022	403,000	463,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	298,000	295,020
		2,202,051

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	499,000	522,079

Commodity Chemicals–0.05%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	321,000	324,210
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	230,000	238,625
		562,835

Communications Equipment–0.04%

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	111,000	105,589
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	406,080
		511,669

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Construction & Engineering–0.27%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	$3,942,000	$3,352,628

Construction Machinery & Heavy Trucks–0.24%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	466,000	476,485
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	521,000	523,605
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	167,000	160,946
6.75%, 06/15/2021	271,000	273,371
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	475,000	477,375
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	750,000	780,938
5.38%, 03/01/2025	188,000	193,405
		2,886,125

Consumer Finance–1.43%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,175,775
4.63%, 03/30/2025	3,035,000	2,959,125
5.13%, 09/30/2024	102,000	102,765
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	4,510,000	4,319,480
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	5,920,816
		17,477,961

Copper–0.29%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(b)	295,000	293,156
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.88%, 03/15/2023	350,000	329,875
5.40%, 11/14/2034	310,000	272,800
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,445,000	2,655,881
		3,551,712

Data Processing & Outsourced Services–0.18%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,253,137

Diversified Banks–9.87%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,889,749
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75% (b)(c)	6,555,000	6,948,300

	Principal Amount	Value

Diversified Banks–(continued)

Banco Nacional de Comercio Exterior, S.N.C. (Mexico), Unsec. Sub. Notes, 3.80%, 08/11/2026(b)	$1,319,000	$1,236,884
Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	3,929,517
Series X, Jr. Unsec. Sub. Notes, 6.25% (c)	2,390,000	2,401,950
Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	4,500,000	4,691,250
Series AA, Jr. Unsec. Sub. Notes, 6.10% (c)	6,420,000	6,452,100
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	2,040,000	2,136,900
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	2,943,906
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	807,232
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,254,310
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	1,980,573
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	3,980,790
5.50%, 09/13/2025	4,845,000	5,300,529
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	2,535,000	2,535,000
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,435,000	2,459,350
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)	4,090,000	4,253,600
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,495,000	2,569,850
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	760,000	904,400
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,402,351
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	6,573,000	6,428,243
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,145,352
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	1,064,000	1,060,046

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(c)	$465,000	$449,888
6.50%(c)	3,130,000	2,953,937
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,646,952
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	4,545,000	4,459,636
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	2,750,000	2,671,149
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	2,185,000	2,228,700
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	2,005,000	1,954,875
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(c)	235,000	237,350
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,045,000	2,984,100
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	3,015,000	2,909,475
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,520,176
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,404,033
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	3,955,050
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	8,682,520
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	2,663,000	2,749,548
		120,519,571

Diversified Capital Markets–0.98%

Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,073,071
Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,358,375
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,126,152
UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	6,425,000	6,459,435
		12,017,033

	Principal Amount	Value

Diversified Chemicals–0.33%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	$1,859,000	$1,840,410
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,150,286
		3,990,696

Diversified Metals & Mining–0.58%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,282,401
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	441,000	447,615
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	4,865,000	4,980,544
Sr. Unsec. Notes, 6.13%, 10/01/2035	375,000	376,875
		7,087,435

Diversified REIT’s–0.95%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,844,799
Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(b)	1,110,000	1,051,474
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,229,280
Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	3,705,000	3,535,911
		11,661,464

Drug Retail–0.34%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,687,097	1,896,263
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	2,046,379	2,302,230
		4,198,493

Electric Utilities–1.04%

Adani Transmission Ltd. (India), Sr. Sec. Notes, 4.00%, 08/03/2026(b)	2,159,000	2,048,838
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	6,700,859
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	3,890,440
		12,640,137

Electrical Components & Equipment–0.08%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	526,000	529,945
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	210,125
5.00%, 10/01/2025(b)	220,000	217,800
		957,870

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Environmental & Facilities Services–0.02%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	$238,000	$236,810

Financial Exchanges & Data–1.16%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,880,805
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,174,830
4.88%, 02/15/2024	6,093,000	6,641,169
5.25%, 07/15/2044	1,665,000	1,822,191
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	513,562
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,135,000	1,124,092
		14,156,649

Food Distributors–0.03%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	403,000	417,105

Food Retail–0.23%

Kroger Co. (The), Sr. Unsec. Global Notes, 2.65%, 10/15/2026	2,974,000	2,747,829

Footwear–1.52%

NIKE, Inc., Sr. Unsec. Global Notes, 2.38%, 11/01/2026	6,662,000	6,254,588
3.38%, 11/01/2046	13,777,000	12,293,858
		18,548,446

Gas Utilities–0.42%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	338,000	338,000
5.88%, 08/20/2026	172,000	172,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	540,000	513,000
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,655,751
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	319,000	321,392
7.38%, 08/01/2021	140,000	144,900
		5,145,043

General Merchandise Stores–0.04%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	406,000	435,435

	Principal Amount	Value

Gold–0.26%

Polyus Gold International Ltd. (Russia), Sr. Unsec. Gtd. Bonds, 4.70%, 03/28/2022(b)	$3,233,000	$3,168,340

Health Care Equipment–1.52%

Abbott Laboratories, Sr. Unsec. Global Notes, 3.75%, 11/30/2026	8,217,000	8,121,498
4.75%, 11/30/2036	3,351,000	3,368,241
4.90%, 11/30/2046	5,083,000	5,131,042
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/2044	1,892,000	1,993,297
		18,614,078

Health Care Facilities–0.55%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	295,000	293,525
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	63,000	61,740
5.13%, 08/01/2021	225,000	205,312
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	358,532	241,113
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	872,537
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	287,192
6.50%, 02/15/2020	974,000	1,060,686
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	364,836
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	295,125
5.88%, 02/15/2026	200,000	201,000
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	250,000
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	254,000	245,110
5.88%, 12/01/2023	65,000	65,488
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	585,000	599,625
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	64,000	66,240
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	511,000	439,460
8.00%, 08/01/2020	219,000	211,335
8.13%, 04/01/2022	870,000	800,400
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	102,000	101,362
		6,662,086

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care REIT’s–0.80%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	$4,603,000	$4,738,006
4.25%, 11/15/2023	2,095,000	2,140,299
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,935,297
		9,813,602

Health Care Services–0.64%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	242,000	238,370
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	510,000	499,800
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	2,907,000	2,823,443
3.40%, 03/01/2027	3,129,000	2,967,012
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	482,620
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	579,000	610,845
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	225,000	226,718
		7,848,808

Home Entertainment Software–0.23%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,788,926

Home Improvement Retail–0.04%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	511,193

Homebuilding–0.72%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	392,000	378,280
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	550,000	558,250
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	433,000	445,990
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	234,887
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	6,654,187
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	240,000	247,200
7.15%, 04/15/2020	160,000	174,800
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	131,000	133,948
		8,827,542

	Principal Amount	Value

Hotel and Resort REIT’s–0.68%

Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	$5,756,000	$5,988,116
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,330,682
		8,318,798

Hotels, Resorts & Cruise Lines–0.02%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	188,681

Household Products–0.12%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	570,000	588,525
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	122,664
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	199,013	206,227
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	37,000	39,220
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	230,000	239,775
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	272,000	281,180
		1,477,591

Housewares & Specialties–0.40%

Newell Brands Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	4,282,000	4,868,765

Independent Power Producers & Energy Traders–0.30%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	275,000	273,625
5.50%, 04/15/2025	1,274,000	1,251,705
6.00%, 05/15/2026	30,000	29,625
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	46,000	48,243
7.88%, 01/15/2023(b)	159,000	166,553
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	515,000	498,906
5.50%, 02/01/2024	467,000	449,487
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	503,000	465,275
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	110,000	106,975
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	411,000	383,258
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	27,355	27,560
		3,701,212

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Industrial REIT’s–0.12%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	$1,496,000	$1,461,592

Integrated Oil & Gas–1.27%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	291,000	234,983
Exxon Mobil Corp., Sr. Unsec. Global Notes, 2.73%, 03/01/2023	1,574,000	1,572,241
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Notes, 4.95%, 07/19/2022(b)	2,952,000	2,999,970
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 4.56%, 04/24/2023(b)	2,952,000	2,943,698
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.38%, 08/21/2022	2,105,000	2,057,895
4.00%, 05/10/2046	6,123,000	5,711,837
		15,520,624

Integrated Telecommunication Services–3.59%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,812,000	1,747,149
4.75%, 05/15/2046	2,646,000	2,482,688
5.15%, 03/15/2042	3,670,000	3,613,735
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,538,460
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	328,000	337,840
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	250,000	262,812
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	979,775
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	185,000	193,325
10.50%, 09/15/2022	280,000	289,450
11.00%, 09/15/2025	306,000	308,295
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	261,000	261,000
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 4.75%, 02/16/2021(b)	550,000	591,915
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	420,000	406,350
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	750,000	759,375
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	400,000

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	$235,000	$254,975
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,615,000	1,730,069
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	103,000	108,665
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	2,460,000	2,432,325
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	3,875,078
7.05%, 06/20/2036	2,865,000	3,371,260
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	1,524,000	1,359,827
4.52%, 09/15/2048	8,887,000	8,472,177
5.01%, 08/21/2054	2,693,000	2,671,255
5.05%, 03/15/2034	2,975,000	3,111,523
5.15%, 09/15/2023	1,505,000	1,664,951
6.40%, 09/15/2033	542,000	655,883
		43,880,157

Internet & Direct Marketing Retail–1.41%

Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 02/15/2026	3,820,000	3,927,101
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	4,045,000	3,854,424
4.85%, 04/01/2024	2,573,000	2,535,258
5.45%, 08/15/2034	7,880,000	6,919,121
		17,235,904

Internet Software & Services–0.57%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	2,875,000	2,884,058
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	117,000	124,312
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,901,537
		6,909,907

Investment Banking & Brokerage–2.29%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,397,781
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	4,560,000	4,309,200
Goldman Sachs Group, Inc. (The), Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,495,038
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	5,766,884
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	1,725,000	1,742,250

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(b)	$390,000	$393,196
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,093,691
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,461,899
Series J, Jr. Unsec. Sub. Global Notes, 5.55%(c)	4,220,000	4,246,375
		27,906,314

IT Consulting & Other Services–0.12%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	1,460,000	1,513,066

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	344,850

Leisure Products–0.05%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	609,000	636,405

Life & Health Insurance–1.92%

Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,060,000	2,899,350
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,320,193
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,990,000	3,970,050
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	6,960,000	7,606,984
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,690,000	1,839,988
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,778,728
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	3,040,000	3,079,579
		23,494,872

Managed Health Care–0.74%

Aetna, Inc., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	499,000	486,113
4.25%, 06/15/2036	3,889,000	3,865,518

	Principal Amount	Value

Managed Health Care–(continued)

Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	$158,000	$156,815
4.75%, 01/15/2025	183,000	176,137
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,982,437
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	150,000	150,938
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,219,825
		9,037,783

Marine–0.05%

Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $788,703)(b)	790,000	650,762

Metal & Glass Containers–0.05%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	200,000	210,000
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	163,525
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	243,000	253,024
		626,549

Movies & Entertainment–0.86%

21st Century Fox America, Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/2046(b)	1,390,000	1,401,141
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	230,000	232,875
LG FinanceCo Corp., Sr. Unsec. Notes, 5.88%, 11/01/2024(b)	273,000	271,635
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	520,000	521,300
Time Warner Cable, LLC, Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	3,365,000	3,607,090
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	3,548,820
Viacom Inc., Sr. Unsec. Global Notes, 3.45%, 10/04/2026	1,010,000	965,057
		10,547,918

Multi-Line Insurance–2.10%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	1,366,000	1,310,305
9.88%, 06/15/2019	6,485,000	7,646,671

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Multi-Line Insurance–(continued)

American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	$2,560,000	$2,599,685
4.50%, 07/16/2044	2,260,000	2,214,137
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	6,330,000	7,210,544
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,145,736
XLIT Ltd. (Ireland), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	1,670,000	1,531,517
		25,658,595

Office REIT’s–0.39%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,626,516
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	2,110,000	2,114,905
		4,741,421

Office Services & Supplies–0.83%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	4,150,000	4,029,328
4.63%, 03/15/2024	1,750,000	1,724,782
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,961,000	4,440,228
		10,194,338

Oil & Gas Drilling–0.04%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	337,000	274,655
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	232,000	208,800
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	55,000	55,825
		539,280

Oil & Gas Equipment & Services–0.16%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	1,584,000	1,598,107
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	177,000	174,345
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	219,000	167,535
		1,939,987

Oil & Gas Exploration & Production–3.86%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	5,690,000	6,066,143
5.55%, 03/15/2026	3,740,000	4,099,896
6.38%, 09/15/2017	1,233,000	1,288,485
6.60%, 03/15/2046	4,131,000	4,828,604

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	$133,000	$137,821
5.63%, 06/01/2023	617,000	632,425
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	193,000	199,514
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	340,000	351,900
5.50%, 04/01/2023	291,000	301,185
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	3,685,000	3,646,127
4.15%, 11/15/2034	1,680,000	1,585,955
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	5,976,000	5,998,410
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	125,000	103,125
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	293,000	299,592
Hess Corp., Sr. Unsec. Global Notes, 4.30%, 04/01/2027	5,028,000	4,761,579
5.80%, 04/01/2047	4,232,000	4,091,210
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	751,000	780,101
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	363,000	373,890
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	101,000	102,515
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	412,000	430,540
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	432,000	448,200
Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(b)	127,000	123,508
5.00%, 03/15/2023(b)	605,000	577,775
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	366,000	372,405
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	502,000	529,610
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	101,000	102,515
6.50%, 01/01/2023	176,000	179,520
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	418,000	384,560
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	3,438,000	3,218,570

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	$466,000	$460,175
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	707,000	724,675
		47,200,530

Oil & Gas Refining & Marketing–0.74%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 3.40%, 12/01/2026(b)	3,373,000	3,347,149
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(b)	5,774,000	5,737,913
		9,085,062

Oil & Gas Storage & Transportation–5.71%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	259,000	265,475
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 4.25%, 12/01/2026	2,036,000	2,053,931
5.50%, 12/01/2046	2,127,000	2,189,104
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	761,000	785,733
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,327,187
Sr. Unsec. Notes, 4.75%, 01/15/2026	4,969,000	5,027,838
5.15%, 03/15/2045	3,110,000	2,804,402
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	3,152,000	3,159,618
3.90%, 02/15/2024	2,438,000	2,492,004
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	3,270,000	3,170,852
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	419,000	437,855
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	1,690,000	1,693,076
4.30%, 05/01/2024	2,133,000	2,143,502
5.40%, 09/01/2044	3,529,000	3,388,694
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.75%, 01/15/2032	8,256,000	9,801,391
MPLX LP, Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2025	767,000	775,149
ONEOK Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.38%, 10/01/2022	4,373,000	4,354,863
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Bonds, 4.50%, 12/15/2026	1,892,000	1,873,642
Sr. Unsec. Global Notes, 3.65%, 06/01/2022	3,761,000	3,776,337

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	$150,000	$157,453
5.63%, 03/01/2025	578,000	602,926
Sr. Sec. Notes, 5.00%, 03/15/2027(b)	2,241,000	2,215,789
Southern Natural Gas Co., L.L.C., Sr. Unsec. Notes, 5.90%, 04/01/2017(b)	1,168,000	1,182,605
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/2019	1,000,000	1,134,108
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	408,000	409,020
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	421,000	418,895
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	34,000	35,743
6.38%, 05/01/2024	1,015,000	1,100,006
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	90,000	91,575
Western Gas Partners, LP, Sr. Unsec. Global Notes, 4.00%, 07/01/2022	2,910,000	2,918,067
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	258,000	253,847
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	5,534,000	5,485,566
Sr. Unsec. Notes, 4.13%, 11/15/2020	2,111,000	2,165,946
		69,692,199

Other Diversified Financial Services–0.76%

Equate Petrochemical B.V. (Kuwait), Sr. Unsec. Gtd. Notes, 3.00%, 03/03/2022(b)	2,618,000	2,489,289
4.25%, 11/03/2026(b)	2,899,000	2,752,050
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,444,431
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	205,000	218,899
Mexico City Airport Trust (Mexico), Sr. Sec. Notes, 4.25%, 10/31/2026(b)	402,000	386,183
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,480,000	1,953,000
		9,243,852

Packaged Foods & Meats–0.41%

BRF GmbH (Brazil), Sr. Unsec. Gtd. Notes, 4.35%, 09/29/2026(b)	998,000	935,625

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	$200,000	$202,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	270,000	272,363
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	1,273,000	1,207,388
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	831,000	833,077
4.88%, 11/01/2026(b)	571,000	571,000
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	408,000	430,950
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	606,100
		5,059,253

Paper Packaging–0.58%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	225,000	232,312
International Paper Co., Sr. Unsec. Global Notes, 4.40%, 08/15/2047	3,301,000	3,020,752
5.15%, 05/15/2046	3,831,000	3,865,914
		7,118,978

Paper Products–0.10%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,002,000	985,717
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	216,505
		1,202,222

Pharmaceuticals–2.73%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	5,000,000	5,013,130
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	4,726,000	6,541,001
Concordia International Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2022(b)	16,000	14,800
Sr. Unsec. Notes, 7.00%, 04/15/2023(b)	498,000	191,730
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	179,000
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.95%, 06/15/2026(b)	3,114,000	2,910,885
5.25%, 06/15/2046(b)	2,350,000	2,176,295
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	6,681,000	6,408,592
3.15%, 10/01/2026	3,045,000	2,812,374
4.10%, 10/01/2046	4,017,000	3,494,919

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	$239,000	$177,457
5.63%, 12/01/2021(b)	485,000	378,300
5.88%, 05/15/2023(b)	120,000	90,000
6.13%, 04/15/2025(b)	235,000	175,075
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	85,000	63,113
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	2,540,000	2,697,117
		33,323,788

Property & Casualty Insurance–0.62%

Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 4.01%, 12/15/2026	1,665,000	1,673,142
5.03%, 12/15/2046	1,700,000	1,719,821
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,368,125
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,266
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,779,409
		7,545,763

Railroads–0.48%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/2025	2,169,000	2,165,562
4.15%, 04/01/2045	3,723,000	3,692,315
		5,857,877

Regional Banks–2.01%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	474,000	494,738
5.00%, 08/01/2023	635,000	658,813
5.25%, 03/15/2018	1,504,000	1,556,640
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(c)	1,100,000	1,072,500
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,823,543
Series J, Jr. Unsec. Sub. Notes, 4.90%(c)	2,255,000	2,119,700
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	8,645,000	8,406,925
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	4,206,000	4,079,820
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(c)	3,310,000	3,359,650
		24,572,329

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Reinsurance–0.23%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	$2,665,000	$2,827,224

Renewable Electricity–0.14%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,762,000	1,733,228

Residential REIT’s–0.30%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,697,164

Restaurants–0.59%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,389,000	5,644,977
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	1,230,000	1,226,638
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	275,000	299,063
		7,170,678

Retail REIT’s–0.19%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,414,000	2,330,787

Semiconductors–1.02%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	2,420,000	2,411,264
4.50%, 12/05/2036	595,000	591,120
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	306,000	302,940
Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	600,000	595,500
5.25%, 01/15/2024(b)	390,000	383,663
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,515,049
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	5,596,000	5,679,565
		12,479,101

Sovereign Debt–0.92%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	4,440,000	4,657,560
6.88%, 04/22/2021(b)	3,287,000	3,434,915
Saudi Government International Bond (Saudi Arabia), Sr. Unsec. Notes, 2.38%, 10/26/2021(b)	3,199,000	3,120,049
		11,212,524

	Principal Amount	Value

Specialized Consumer Services–0.13%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	$1,097,000	$1,102,485
Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	537,660
		1,640,145

Specialized Finance–3.17%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	21,185,000	21,079,075
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	1,270,000	1,293,812
4.63%, 10/30/2020	540,000	563,085
5.00%, 10/01/2021	890,000	939,506
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	1,965,000	1,878,417
3.38%, 06/01/2021	3,865,000	3,935,053
3.88%, 04/01/2021	3,960,000	4,125,825
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	768,000	777,600
5.50%, 02/15/2022	125,000	132,188
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	4,047,000
		38,771,561

Specialized REIT’s–1.44%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,149,461
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	559,000	589,745
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,609,000	2,558,931
7.75%, 07/15/2020	4,526,000	5,152,579
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,340,000	1,445,990
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	594,000	616,275
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	310,000	317,750
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	487,000	516,220
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	317,000	292,829
		17,639,780

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Specialty Chemicals–0.18%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	$255,000	$263,288
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	306,000	306,000
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	399,437
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	371,000	415,520
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	546,000	546,000
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	275,925
		2,206,170

Steel–0.14%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	295,000	322,288
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	52,000	55,614
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	180,000	208,350
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	479,000	496,962
Steel Dynamics, Inc., Sr. Unsec. Notes, 5.00%, 12/15/2026(b)	101,000	102,136
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	230,000	256,738
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	270,000	277,425
		1,719,513

Systems Software–0.15%

Oracle Corp., Sr. Unsec. Global Notes, 4.00%, 07/15/2046	1,915,000	1,817,749

Technology Distributors–0.18%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,187,187

Technology Hardware, Storage & Peripherals–0.98%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	6,007,000	6,321,944
8.35%, 07/15/2046(b)	1,447,000	1,688,188
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	500,000	548,750
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	805,000	753,178
5.75%, 12/01/2034	2,040,000	1,723,800

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–(continued)

Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	$575,000	$622,258
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(b)	228,000	265,050
		11,923,168

Thrifts & Mortgage Finance–0.13%

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,554,153

Tobacco–0.02%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	209,000	211,613

Trading Companies & Distributors–0.13%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	202,000	203,515
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	648,945
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	251,100
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	118,000	118,000
6.13%, 06/15/2023	285,000	302,813
		1,524,373

Trucking–0.30%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	257,000	249,290
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	545,000	521,837
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/2026(b)	3,017,000	2,898,025
		3,669,152

Wireless Telecommunication Services–2.93%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	1,955,000	1,774,082
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,616,525
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	780,388
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	400,000	335,000
MTN (Mauritius) Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 5.37%, 02/13/2022(b)	7,020,000	6,927,862
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,519,251
5.00%, 03/15/2044	4,835,000	5,091,378

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	$182,000	$196,333
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	483,000	496,283
7.88%, 09/15/2023	642,000	664,470
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. Notes, 3.36%, 03/20/2023(b)	14,741,000	14,771,497
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	400,000	411,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	208,820
		35,792,889
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,060,736,683)		1,074,126,335

U.S. Treasury Securities–6.13%

U.S. Treasury Bills–0.12%

0.60%, 05/04/2017(d)(e)	70,000	69,829
0.59%, 05/11/2017(d)(e)	1,450,000	1,446,336
		1,516,165

U.S. Treasury Notes–4.52%
1.25%, 10/31/2021	1,014,000	984,411
1.75%, 11/30/2021	31,122,800	30,990,902
2.13%, 11/30/2023	8,988,100	8,945,964
2.00%, 11/15/2026	14,751,100	14,248,928
		55,170,205

U.S. Treasury Bonds–1.49%

2.25%, 08/15/2046	21,593,300	18,187,302
Total U.S. Treasury Securities (Cost $75,327,372)		74,873,672

	Shares

Preferred Stocks–1.52%

Investment Banking & Brokerage–1.19%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,065,860
Morgan Stanley, Series E, 7.13% Pfd.	265,000	7,324,600
Morgan Stanley, Series F, 6.88% Pfd.	150,000	4,122,000
		14,512,460

Regional Banks–0.21%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,581,150

Reinsurance–0.12%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000	1,524,880
Total Preferred Stocks (Cost $17,170,000)		18,618,490

		Principal Amount	Value

Municipal Obligations–0.21%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2007 B, Taxable RB, 9.00%, 05/15/2018(f)		$535,000	$363,704
Series 2006 B, Taxable RB, 7.50%, 05/15/2017(f)		550,000	373,901
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		1,485,000	1,841,845
Total Municipal Obligations (Cost $2,551,214)			2,579,450

Non-U.S. Dollar Denominated Bonds & Notes–0.11%(g)

Casinos & Gaming–0.02%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	100,000	108,843
Snai S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(b)	EUR	100,000	107,479
			216,322

Health Care Services–0.01%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd.Euro Bonds, 8.25%, 07/01/2023(b)	EUR	120,000	137,190

Hotels, Resorts & Cruise Lines–0.01%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	139,000	154,313

Other Diversified Financial Services–0.05%

eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(b)	EUR	375,000	412,354
Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022(b)	GBP	200,000	258,415
			670,769

Packaged Foods & Meats–0.02%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	150,000	195,641
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,424,754)			1,374,235

Asset-Backed Securities–0.06%

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 2.98%, 12/25/2034 (Cost $665,481)(h)		731,666	746,216

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.00%
Adelphia Recovery Trust -Series ACC-1 (i)	859,558	$859

Diversified Support Services–0.00%
ACC Claims Holdings, LLC (j)	727,470	2,728

Integrated Telecommunication Services–0.01%
Largo Ltd. (Luxembourg), Class A (j)	13,363	5,241
Largo Ltd. (Luxembourg), Class B(j)	120,270	47,167
		52,408
Total Common Stocks & Other Equity Interests (Cost $728,108)		55,995

Money Market Funds–3.00%

Government & Agency Portfolio – Institutional Class, 0.29% (k)	21,954,918	21,954,918
Treasury Portfolio – Institutional Class, 0.26% (k)	14,636,612	14,636,612
Total Money Market Funds (Cost $36,591,530)		36,591,530
TOTAL INVESTMENTS–98.98% (Cost $1,195,195,142)		1,208,965,923
OTHER ASSETS LESS LIABILITIES–1.02%		12,456,587
NET ASSETS–100.00%		$1,221,422,510

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $327,570,036, which represented 26.82% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2016 was $737,605, which represented less than 1% of the Fund’s Net Assets.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Corporate Bond Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Corporate Bond Fund

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Invesco Corporate Bond Fund

J.	Swap Agreements – (continued)

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco Corporate Bond Fund

J.	Swap Agreements – (continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Corporate Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Denominated Bonds & Notes	$—	$1,074,126,335	$—	$1,074,126,335
U.S. Treasury Securities	—	74,873,672	—	74,873,672
Preferred Stocks	18,618,490	—	—	18,618,490
Municipal Obligations	—	2,579,450	—	2,579,450
Non-U.S. Denominated Bonds & Notes	—	1,374,235	—	1,374,235
Asset-Backed Securities	—	746,216	—	746,216
Common Stocks & Other Equity Interests	—	55,995	—	55,995
Money Market Funds	36,591,530	—	—	36,591,530
	55,210,020	1,153,755,903	—	1,208,965,923
Forward Foreign Currency Contracts*	—	(6,589)	—	(6,589)
Futures Contracts*	(93,161)	—	—	(93,161)
Swap Agreements*	—	(144,101)	—	(144,101)
Total Investments	$55,116,859	$1,153,605,213	$—	$1,208,722,072

* Unrealized appreciation (depreciation).

Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$66,596	$66,596
Unrealized appreciation on forward foreign currency contracts outstanding	—	458	—	458
Total Derivative Assets	—	458	66,596	67,054
Derivatives not subject to master netting agreements	—	—	(66,596)	(66,596)
Total Derivative Assets subject to master netting agreements	$—	$458	$—	$458

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$—	$(159,757)	$(159,757)
Unrealized depreciation on swap agreements—OTC	(144,101)	—	—	(144,101)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(7,047)	—	(7,047)
Total Derivative Liabilities	(144,101)	(7,047)	(159,757)	(310,905)
Derivatives not subject to master netting agreements	144,101	—	159,757	303,858
Total Derivative Liabilities subject to master netting agreements	$—	$(7,047)	$—	$(7,047)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$285,713	$—	$285,713
Futures contracts	—	—	3,139,695	3,139,695
Options purchased(a)	(148,341)	—	—	(148,341)
Options written	527,044	—	—	527,044
Swap agreements	(313,960)	—	—	(313,960)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(191,049)	—	(191,049)
Futures contracts	—	—	(273,302)	(273,302)
Swap agreements	140,942	—	—	140,942
Total	$205,685	$94,664	$2,866,393	$3,166,742
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco Corporate Bond Fund

The table below summarizes the nine months average notional value of forward foreign currency contracts, futures contracts and swap agreements, the five months average of options purchased and the two months average of options written outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$3,744,445	$241,288,077	$54,600,000	$47,500,000	$11,674,625

Open Forward Foreign Currency Contracts
							Unrealized Appreciation (Depreciation)
Settlement Date		Contract to				Notional
	Counterparty	Deliver		Receive		Value
02/28/2017	Goldman Sachs International	EUR	1,048,505	USD	1,116,919	$1,116,461	$458
02/28/2017	Citigroup Global Markets Inc.	GBP	451,839	USD	559,529	566,576	(7,047)
Total Open Forward Foreign Currency Contracts—Currency Risk							$(6,589)

Currency Abbreviations:

EUR	— Euro
GBP	— British Pound Sterling
USD	— U.S. Dollar

Open Futures Contracts – Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Treasury Notes	Long	370	March 2017	$80,220,625	$(29,698)
U.S. Treasury 5 Year Treasury Notes	Long	314	March 2017	37,002,938	(48,896)
U.S. Treasury 10 Year Treasury Notes	Short	154	March 2017	(19,175,406)	33,321
U.S. Treasury 30 Year Treasury Notes	Long	131	March 2017	19,817,844	(81,163)
U.S. Treasury Ultra Bonds	Short	311	March 2017	(50,197,344)	33,275
Total Futures Contracts–Interest Rate Risk					(93,161)

Options Written Transactions
	Put Options
	Notional Value	Premiums Received
Beginning of period	$—	$—
Written	95,000,000	690,875
Closed	(95,000,000)	(690,875)
End of period	$—	$—

Invesco Corporate Bond Fund

Open Over-The-Counter Credit Default Swap Agreements– Credit Risk

Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00%)	06/20/2017	0.23%	$10,750,000	$97,754	$(144,101)
(a)	Implied credit spreads represent the current level, as of November 30, 2016, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $902,589,315 and $769,864,603, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,028,510,928 and $1,018,774,761, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,014,634
Aggregate unrealized (depreciation) of investment securities	(20,957,047)
Net unrealized appreciation of investment securities	$12,057,587
Cost of investments for tax purposes is $1,196,908,336.

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	GRE-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.43%

Australia–5.38%

DEXUS Property Group	1,449,138	$9,779,855
Goodman Group	2,831,653	13,968,108
GPT Group (The)	2,120,924	7,580,390
Mirvac Group	7,163,327	10,844,006
Scentre Group	5,093,063	15,946,523
Vicinity Centres	4,797,313	10,344,321
Westfield Corp.	3,567,758	24,080,343
		92,543,546

Brazil–0.34%

BR Malls Participacoes S.A. (a)	340,380	1,085,742
EZ Tec Empreendimentos e Participacoes S.A.	175,100	762,811
Iguatemi Empresa de Shopping Centers S.A.	260,900	2,103,659
Multiplan Empreendimentos Imobiliarios S.A.	110,800	1,902,299
		5,854,511

Canada–2.39%

Allied Properties REIT	293,592	7,408,386
Canadian Apartment Properties REIT	296,970	6,752,886
Chartwell Retirement Residences	360,230	3,899,888
First Capital Realty, Inc.	297,376	4,508,079
H&R REIT	568,200	9,227,089
RioCan REIT	237,400	4,733,682
Smart REIT	195,200	4,523,007
		41,053,017

China–3.62%

Agile Group Holdings Ltd.	1,612,000	906,549
China Jinmao Holdings Group Ltd.	5,810,000	1,555,779
China Overseas Land & Investment Ltd.	5,191,700	14,965,586
China Resources Land Ltd.	2,613,377	6,357,658
China Vanke Co., Ltd. -Class H	1,622,200	4,977,549
CIFI Holdings (Group) Co. Ltd.	7,992,000	2,369,832
Country Garden Holdings Co. Ltd.	8,502,000	4,757,130
Global Logistic Properties Ltd.	3,590,500	5,148,377
Guangzhou R&F Properties Co. Ltd. -Class H	2,255,200	2,866,792
KWG Property Holding Ltd.	3,295,500	1,850,278
Longfor Properties Co. Ltd.	4,175,000	5,366,434
Shenzhen Investment Ltd.	8,620,200	3,756,369
Shimao Property Holdings Ltd.	3,650,000	4,763,738
Sino-Ocean Group Holdings Ltd.	4,001,000	1,704,529
Yuzhou Properties Co. Ltd.	2,540,000	923,458
		62,270,058

	Shares	Value

France–3.20%

ICADE	137,348	$9,491,947
Klepierre	346,644	12,911,222
Unibail-Rodamco S.E.	147,998	32,591,703
		54,994,872

Germany–2.66%

Deutsche Euroshop AG	78,338	3,044,363
Grand City Properties S.A.	595,719	9,916,594
LEG Immobilien AG	134,442	10,188,878
Vonovia SE	700,085	22,580,737
		45,730,572

Hong Kong–7.14%

Cheung Kong Property Holdings Ltd.	4,091,000	27,955,431
Hang Lung Properties Ltd.	4,036,000	9,076,276
Henderson Land Development Co. Ltd.	1,573,800	8,682,336
Hongkong Land Holdings Ltd.	606,700	3,879,264
Link REIT	3,103,500	21,341,881
Sino Land Co. Ltd.	412,600	647,634
Sun Hung Kai Properties Ltd.	2,213,100	28,907,098
Swire Properties Ltd.	3,210,600	9,706,513
Wharf (Holdings) Ltd. (The)	1,706,000	12,621,506
		122,817,939

Indonesia–0.36%

PT Bumi Serpong Damai Tbk	21,672,400	2,741,318
PT Ciputra Development Tbk	26,554,674	2,644,693
PT Summarecon Agung Tbk	7,288,100	758,298
		6,144,309

Ireland–0.37%

Green REIT PLC (a)	4,646,439	6,328,616

Japan–10.52%

Activia Properties, Inc.	1,142	5,010,497
Advance Residence Investment Corp.	2,593	6,529,226
Daiwa House REIT Investment Corp.	2,635	6,568,196
GLP J-REIT (b)	885	992,054
GLP J-REIT	4,267	4,783,156
Hulic Reit, Inc.	2,360	3,841,694
Japan Excellent, Inc.	2,168	2,701,121
Japan Hotel REIT Investment Corp.	7,134	5,012,932
Japan Logistics Fund Inc.	1,920	3,777,764
Japan Real Estate Investment Corp.	2,868	15,532,017
Japan Retail Fund Investment Corp.	2,765	5,633,561
Kenedix Office Investment Corp.	1,172	6,246,298
LaSalle LOGIPORT REIT	3,062	2,967,383
Mitsubishi Estate Co., Ltd.	1,776,000	36,375,705
Mitsui Fudosan Co., Ltd.	1,491,000	35,821,325

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Japan–(continued)

Nippon Prologis REIT Inc.	1,549	$3,222,909
Nomura Real Estate Master Fund, Inc.	4,366	6,503,892
ORIX JREIT Inc.	2,421	3,675,771
Sumitomo Realty & Development Co., Ltd.	682,000	19,233,275
United Urban Investment Corp.	4,231	6,455,969
		180,884,745

Malaysia–0.27%

IGB REIT	1,074,300	380,049
KLCCP Stapled Group	1,495,400	2,551,346
Mah Sing Group Bhd.	1,958,600	587,635
Pavilion REIT	2,920,700	1,159,537
		4,678,567

Malta–0.03%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a) (b)	9,888,325	586,943

Mexico–0.55%

Fibra Uno Administracion S.A. de C.V.	3,542,600	5,467,913
Macquarie Mexico Real Estate Management S.A. de C.V.	3,934,000	3,942,231
		9,410,144

Netherlands–0.62%

Wereldhave N.V.	255,552	10,657,294

Philippines–0.77%

Ayala Land, Inc.	5,683,300	3,763,964
Megaworld Corp.	23,185,500	1,717,566
Robinsons Land Corp.	5,343,500	2,769,823
SM Prime Holdings Inc.	9,322,200	4,972,941
		13,224,294

Singapore–2.31%

Ascendas India Trust	3,801,700	2,784,934
Ascendas REIT	4,594,600	7,519,224
CapitaLand Ltd.	3,709,200	7,948,711
CapitaLand Mall Trust	3,242,400	4,398,809
CapitaLand Retail China Trust	2,905,200	2,790,301
City Developments Ltd.	1,033,300	6,067,707
Mapletree Greater China Commercial Trust -REGS (b)	3,620,700	2,432,744
Mapletree Industrial Trust	5,044,400	5,771,665
		39,714,095

South Africa–1.10%

Growthpoint Properties Ltd.	3,915,882	6,919,861
Hyprop Investments Ltd.	527,945	4,230,747
Resilient REIT Ltd.	363,142	2,669,527
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	13,033,501	5,091,446
		18,911,581

Spain–0.91%

Inmobiliaria Colonial S.A.	955,949	6,409,871
Merlin Properties Socimi, S.A.	919,116	9,264,804
		15,674,675

	Shares	Value

Sweden–0.98%

Castellum AB	510,975	$6,723,359
Wihlborgs Fastigheter AB	559,556	10,148,421
		16,871,780

Switzerland–0.63%

Swiss Prime Site AG	131,409	10,753,643

Thailand–0.48%

Central Pattana PCL	3,034,900	4,793,087
Central Pattana PCL -NVDR	1,440,000	2,274,225
Land and Houses PCL	542,400	135,942
Land and Houses PCL -NVDR	4,141,900	1,076,858
		8,280,112

United Arab Emirates–0.28%

Emaar Malls PJSC	4,564,482	3,237,862
Emaar Properties PJSC	888,884	1,647,147
		4,885,009

United Kingdom–4.03%

Derwent London PLC	247,058	7,449,172
Great Portland Estates PLC	1,085,603	8,229,088
Hammerson PLC	888,763	6,047,340
Hansteen Holdings PLC	3,756,307	4,990,886
Kennedy Wilson Europe Real Estate PLC	731,814	8,990,922
Land Securities Group PLC	1,207,798	14,657,438
Segro PLC	1,674,210	8,755,445
UNITE Group PLC (The)	1,455,685	10,180,550
		69,300,841

United States–49.49%

Acadia Realty Trust	284,059	9,390,991
American Campus Communities, Inc.	240,630	11,336,079
American Homes 4 Rent -Class A	587,592	12,380,563
Apartment Investment & Management Co. -Class A	104,026	4,379,495
Apple Hospitality REIT, Inc.	514,138	9,480,705
AvalonBay Communities, Inc.	225,482	37,089,534
Boston Properties, Inc.	286,726	35,519,617
Brandywine Realty Trust	673,625	10,340,144
Brixmor Property Group, Inc.	698,915	17,018,580
Brookdale Senior Living Inc. (a)	702,514	8,170,238
Care Capital Properties, Inc.	258,593	6,226,919
Cousins Properties, Inc.	1,714,013	13,557,843
CyrusOne Inc.	154,951	6,613,309
DiamondRock Hospitality Co.	1,088,484	11,527,046
Digital Realty Trust, Inc.	117,055	10,807,688
EPR Properties	172,707	12,010,045
Equity Lifestyle Properties, Inc.	129,602	8,998,267
Equity Residential	456,478	27,393,245
Essex Property Trust, Inc.	127,120	27,447,750
Extra Space Storage Inc.	272,211	19,098,324
Federal Realty Investment Trust	177,316	24,898,713
First Industrial Realty Trust, Inc.	336,130	8,890,638
General Growth Properties, Inc.	1,025,041	25,974,539
HCP, Inc.	1,019,241	30,098,190
Healthcare Realty Trust, Inc.	460,631	13,533,339
Host Hotels & Resorts Inc.	1,280,354	22,841,515

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United States–(continued)

Hudson Pacific Properties Inc.	609,361	$21,248,418
InfraREIT, Inc.	248,774	4,263,986
Liberty Property Trust	408,487	16,094,388
Mid-America Apartment Communities, Inc.	184,216	16,879,712
National Health Investors, Inc.	138,330	9,788,231
National Retail Properties, Inc.	576,542	24,606,813
Paramount Group, Inc.	550,653	8,656,265
Physicians Realty Trust	240,464	4,357,208
Prologis, Inc.	599,625	30,520,912
Public Storage	175,751	36,784,684
QTS Realty Trust, Inc. -Class A	132,741	6,212,279
Realty Income Corp.	229,771	12,738,504
Retail Opportunity Investments Corp.	720,164	14,864,185
Rexford Industrial Realty, Inc.	250,283	5,528,751
RLJ Lodging Trust	401,923	9,159,825
Simon Property Group, Inc.	452,795	81,344,622
SL Green Realty Corp.	78,682	8,289,935
Sun Communities, Inc.	114,640	8,273,569
Terreno Realty Corp.	75,482	2,054,620
Ventas, Inc.	272,234	16,448,378
Vornado Realty Trust	458,289	44,797,750
Washington REIT	406,866	12,637,258
Weingarten Realty Investors	387,518	13,760,764
Welltower Inc.	263,553	16,545,857
		850,880,230
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,618,174,761)		1,692,451,393

	Shares	Value

Money Market Funds–1.05%

Government & Agency Portfolio – Institutional Class, 0.29% (c)	10,797,428	$10,797,428
Treasury Portfolio – Institutional Class, 0.26% (c)	7,198,286	7,198,286
Total Money Market Funds (Cost $17,995,714)		17,995,714
TOTAL INVESTMENTS–99.48% (Cost $1,636,170,475)		1,710,447,107
OTHER ASSETS LESS LIABILITIES–0.52%		8,964,580
NET ASSETS–100.00%		$1,719,411,687

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $4,011,741, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2016, there were transfers from Level 1 to Level 2 of $101,514,478 and from Level 2 to Level 1 of $162,977,478, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$82,763,691	$9,779,855	$—	$92,543,546
Brazil	5,854,511	—	—	5,854,511
Canada	41,053,017	—	—	41,053,017
China	25,017,564	37,252,494	—	62,270,058
France	9,491,947	45,502,925	—	54,994,872
Germany	32,769,615	12,960,957	—	45,730,572
Hong Kong	9,706,513	113,111,426	—	122,817,939
Indonesia	2,644,693	3,499,616	—	6,144,309
Ireland	6,328,616	—	—	6,328,616
Japan	31,533,511	149,351,234	—	180,884,745
Malaysia	3,519,030	1,159,537	—	4,678,567
Malta	—	—	586,943	586,943
Mexico	9,410,144	—	—	9,410,144
Netherlands	—	10,657,294	—	10,657,294
Philippines	13,224,294	—	—	13,224,294
Singapore	8,556,599	31,157,496	—	39,714,095
South Africa	14,680,834	4,230,747	—	18,911,581
Spain	15,674,675	—	—	15,674,675
Sweden	—	16,871,780	—	16,871,780
Switzerland	10,753,643	—	—	10,753,643
Thailand	135,942	8,144,170	—	8,280,112
United Arab Emirates	—	4,885,009	—	4,885,009
United Kingdom	55,024,413	14,276,428	—	69,300,841
United States	850,880,230	—	—	850,880,230
Money Market Funds	17,995,714	—	—	17,995,714
Total Investments	$1,247,019,196	$462,840,968	$586,943	$1,710,447,107

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $921,769,374 and $1,160,269,281, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$100,336,728
Aggregate unrealized (depreciation) of investment securities	(89,395,277)
Net unrealized appreciation of investment securities	$10,941,451
Cost of investments for tax purposes is $1,699,505,656.

Invesco Global Real Estate Fund

Invesco Government Money Market Fund Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	GMKT-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–37.28%

Federal Farm Credit Bank (FFCB)–7.35%

Unsec. Bonds	0.66%	02/22/2017	$3,000	$3,001,002
Unsec. Bonds (a)	0.69%	04/25/2017	15,000	14,999,988
Unsec. Bonds (a)	0.56%	06/05/2017	4,000	3,997,955
Unsec. Bonds (a)	0.57%	07/14/2017	10,000	10,001,226
Unsec. Bonds (a)	0.59%	11/13/2017	12,000	11,989,061
Unsec. Bonds (a)	0.60%	11/22/2017	12,000	11,985,865
Unsec. Bonds (a)	0.57%	12/08/2017	2,500	2,498,727
Unsec. Bonds (a)	0.62%	12/27/2017	12,000	11,983,215
Unsec. Bonds (a)	0.57%	01/02/2018	3,600	3,601,238
Unsec. Bonds (a)	0.58%	01/17/2018	8,000	7,994,998
Unsec. Bonds (a)	0.81%	03/02/2018	3,560	3,567,282
Unsec. Bonds (a)	0.60%	03/22/2018	5,000	4,998,043
Unsec. Bonds (a)	0.57%	05/17/2018	4,000	4,000,000
				94,618,600

Federal Home Loan Bank (FHLB)–22.04%

Unsec. Bonds	1.63%	12/09/2016	7,435	7,436,987
Unsec. Bonds	0.56%	01/20/2017	12,000	11,999,840
Unsec. Bonds	0.54%	01/26/2017	13,000	12,998,995
Unsec. Bonds	0.70%	02/24/2017	12,000	12,005,792
Unsec. Bonds	0.75%	03/02/2017	4,915	4,918,104
Unsec. Bonds	0.55%	03/21/2017	15,000	15,000,141
Unsec. Bonds (a)	0.62%	06/22/2017	10,000	10,000,000
Unsec. Bonds (a)	0.57%	08/08/2017	11,000	11,000,000
Unsec. Bonds (a)	0.54%	08/18/2017	10,000	9,996,415
Unsec. Bonds (a)	0.78%	12/12/2017	7,000	7,005,091
Unsec. Bonds (a)	0.63%	03/19/2018	5,000	5,000,000
Unsec. Bonds (a)	0.62%	04/12/2018	5,000	5,000,000
Unsec. Bonds (a)	0.62%	04/13/2018	14,000	13,999,730
Unsec. Bonds (a)	0.62%	04/13/2018	3,000	2,999,948
Unsec. Bonds (a)	0.61%	04/20/2018	7,000	6,999,246
Unsec. Disc. Notes (b)	0.50%	01/24/2017	15,000	14,988,750
Unsec. Disc. Notes (b)	0.52%	03/10/2017	16,000	15,977,120
Unsec. Disc. Notes (b)	0.63%	05/31/2017	20,000	19,936,751
Unsec. Global Bonds	0.63%	12/28/2016	10,025	10,026,491
Unsec. Global Bonds (a)	0.65%	01/23/2017	14,000	14,000,000
Unsec. Global Bonds (a)	0.68%	02/24/2017	13,000	13,000,000
Unsec. Global Bonds (a)	0.55%	08/15/2017	10,000	10,000,000
Unsec. Global Bonds (a)	0.57%	09/05/2017	9,255	9,255,040
Unsec. Global Bonds (a)	0.58%	09/06/2017	8,000	8,000,070
Unsec. Global Bonds (a)	0.60%	12/05/2017	10,000	9,999,480
Unsec. Global Bonds (a)	0.60%	12/07/2017	5,000	4,999,544
Unsec. Global Bonds (a)	0.77%	02/23/2018	5,000	5,000,000
Unsec. Global Bonds (a)	0.78%	02/26/2018	7,000	7,000,000
Unsec. Global Bonds (a)	0.68%	03/26/2018	5,000	5,000,209
				283,543,744

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–4.92%

Unsec. Disc. Notes (b)	0.41%	01/06/2017	$14,000	$13,994,260
Unsec. Global Notes	0.88%	02/22/2017	6,610	6,615,401
Unsec. Global Notes	1.00%	03/08/2017	8,201	8,211,775
Unsec. Global Notes	5.00%	04/18/2017	5,650	5,743,987
Unsec. Global Notes (a)	0.64%	04/27/2017	10,000	9,997,780
Unsec. Global Notes	1.25%	05/12/2017	2,806	2,814,131
Unsec. Global Notes	0.75%	05/26/2017	2,000	2,001,485
Unsec. Global Notes (a)	0.69%	07/21/2017	14,000	13,999,085
				63,377,904

Federal National Mortgage Association (FNMA)–2.19%

Unsec. Global Notes	5.00%	02/13/2017	3,068	3,095,565
Unsec. Global Notes	1.13%	04/27/2017	2,461	2,466,528
Unsec. Global Notes	5.00%	05/11/2017	1,293	1,318,085
Unsec. Global Notes (a)	0.55%	09/08/2017	11,250	11,242,116
Unsec. Notes (a)	0.55%	08/16/2017	10,000	9,998,573
				28,120,867

Overseas Private Investment Corp.–0.78%

Overseas Private Investment Corp. Sr. Unsec. Gtd. VRD COP Bonds (c)	0.66%	02/15/2028	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $479,661,115)				479,661,115

U.S. Treasury Securities–21.72%

U.S. Treasury Bills (b)	0.40%	02/02/2017	40,000	39,972,350
U.S. Treasury Bills (b)	0.43%	02/09/2017	50,000	49,959,166
U.S. Treasury Bills (b)	0.44%	02/16/2017	10,000	9,990,696
U.S. Treasury Bills (b)	0.45%	02/16/2017	5,000	4,995,241
U.S. Treasury Bills (b)	0.36%	02/23/2017	20,000	19,983,667
U.S. Treasury Bills (b)	0.36%	03/02/2017	20,000	19,981,951
U.S. Treasury Bills (b)	0.49%	03/02/2017	10,000	9,987,867
U.S. Treasury Bills (b)	0.48%	03/09/2017	10,000	9,987,178
U.S. Treasury Bills (b)	0.50%	03/16/2017	10,000	9,985,562
U.S. Treasury Bills (b)	0.50%	04/06/2017	15,000	14,974,275
U.S. Treasury Bills (b)	0.50%	04/13/2017	15,000	14,972,569
U.S. Treasury Bills (b)	0.62%	05/18/2017	20,000	19,943,393
U.S. Treasury Bills (b)	0.62%	05/25/2017	55,000	54,836,509
Total U.S. Treasury Securities (Cost $279,570,424)				279,570,424
TOTAL INVESTMENTS (excluding Repurchase Agreements)–59.00% (Cost $759,231,539)				759,231,539

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–41.08%(d)

ABN AMRO Bank N.V., joint agreement dated 11/30/2016, aggregate maturing value of $200,298,196 (collateralized by domestic agency mortgage-backed securities valued at $255,000,039; 3.00%-5.76%, 02/01/2019-09/01/2046)	0.29%	12/01/2016	$40,564,022	$40,563,695
BNP Paribas Securities Corp., agreement dated 11/30/2016, maturing value of $40,000,322 (collateralized by U.S. Treasury obligation valued at $40,776,949; 0.29%, 07/15/2022)	0.29%	12/01/2016	40,000,322	40,000,000
BNP Paribas Securities Corp., term agreement dated 11/30/2016, maturing value of $75,004,229 (collateralized by U.S. Treasury obligation valued at $72,939,424; 0.29%, 05/15/2024) (e)	0.29%	12/07/2016	75,004,229	75,000,000
HSBC Securities (USA) Inc., agreement dated 11/30/2016, maturing value of $50,000,280 (collateralized by a U.S. Treasury obligation valued at $51,080,071; 0.26%, 01/15/2022)	0.26%	12/01/2016	50,000,280	49,999,919
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value $35,015,663 (collateralized by a U.S. Treasury obligation valued at $35,744,607; 0.27%, 04/15/2019)	0.27%	12/01/2016	35,015,663	35,015,400
ING Financial Markets, LLC, term agreement dated 09/06/16, maturing value of $25,032,264 (collateralized by a domestic agency mortgage-backed security valued at $25,502,196; 3.50%, 05/01/2046)	0.46%	12/16/2016	25,032,264	25,000,000
ING Financial Markets, LLC, term agreement dated 10/14/2016, maturing value of $5,006,397 (collateralized by a domestic agency mortgage-backed security valued at $5,103,409; 3.00%, 09/01/2046)	0.47%	01/20/2017	5,006,397	5,000,000
ING Financial Markets, LLC, term agreement dated 11/30/16, maturing value of $20,000,000 (collateralized by a domestic agency mortgage-backed security valued at $20,400,787; 3.50%, 05/01/2046)	0.46%	03/06/2017	20,000,000	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/23/2016, maturing value of $50,003,222 (collateralized by a U.S. Treasury obligation valued at $50,581,494; 0.29%, 01/15/2017) (e)	0.29%	12/01/2016	50,003,222	50,000,000
Metropolitian Life Insurance Co., term agreement dated 11/30/2016, maturing value of $45,003,043 (collateralized by U.S. Treasury obligations valued at $45,404,258; 0.32%, 02/15/2036-08/15/2044) (e)	0.32%	12/07/2016	45,003,043	45,000,243
RBC Capital Markets Corp., joint term agreement dated 11/30/2016, aggregate maturing value of $560,000,000 (collateralized by domestic agency mortgage-backed securities valued at $571,200,000; 1.74%-7.00%, 08/01/2022-12/01/2046) (e)	0.41%	01/30/2017	30,000,000	30,000,000
Societe Generale, joint term agreement dated 11/14/2016, aggregate maturing value of $500,145,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.13%-7.63%, 04/15/2018-02/15/2041) (e)	0.35%	12/14/2016	10,002,917	10,000,000
Societe Generale, open agreement dated 09/28/2016, (collateralized by U.S. Treasury obligations valued at $56,100,000; 0.13%-3.50%, 04/15/2017-02/15/2046) (f)	0.40%	—	—	55,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $44,997,680 (collateralized by a U.S. Treasury obligation valued at $45,911,308; 0.28%, 01/15/2022) (e)	0.28%	12/05/2016	44,997,680	44,995,230
Wells Fargo Securities, LLC, term agreement dated 10/04/2016, maturing value of $3,002,170 (collateralized by a domestic agency mortgage-backed security valued at $3,060,001; 0.82%, 10/15/2040)(e)	0.42%	12/05/2016	3,002,170	3,000,000
Total Repurchase Agreements (Cost $528,574,487)				528,574,487
TOTAL INVESTMENTS(g)–100.08% (Cost $1,287,806,026)				1,287,806,026
OTHER ASSETS LESS LIABILITIES–(0.08)%				(1,078,751)
NET ASSETS–100.00%				$1,286,727,275

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

Invesco Government Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Government Money Market Fund

Invesco High Yield Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	HYI-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–91.92%

Advertising–0.51%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$6,388,000	$6,771,280

Aerospace & Defense–1.97%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	2,948,000	2,597,925
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	3,508,000	3,516,770
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	4,888,000	5,028,530
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	5,820,000	5,943,675
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	8,910,000	9,210,712
		26,297,612

Agricultural & Farm Machinery–0.50%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	6,834,000	6,663,150

Alternative Carriers–0.43%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	912,000	914,280
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	4,852,000	4,791,350
		5,705,630

Aluminum–0.45%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	5,650,000	6,039,291

Apparel Retail–0.71%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	5,204,000	5,516,240
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	4,388,000	3,998,565
		9,514,805

Asset Management & Custody Banks–0.76%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	9,388,000	10,127,305

	Principal Amount	Value

Auto Parts & Equipment–0.32%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	$2,017,000	$2,087,595
5.50%, 12/15/2024	2,155,000	2,179,244
		4,266,839

Broadcasting–2.82%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	3,641,000	3,695,615
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,492,000	6,410,850
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	9,396,000	7,446,330
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	6,588,000	7,016,220
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,118,000	4,076,820
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	4,621,000	4,609,447
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	4,508,000	4,406,570
		37,661,852

Building Products–1.00%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,892,917
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	3,531,000	4,060,650
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	5,362,000	5,482,645
		13,436,212

Cable & Satellite–8.07%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	3,945,000	3,974,587
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	17,882,000	18,463,165
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,160,000	4,394,000
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	1,585,000	1,715,763
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	7,000,000	8,085,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	15,794,000	16,090,137

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	$1,397,000	$1,328,896
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	4,923,000	5,316,840
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 04/01/2019	1,838,000	1,447,425
7.25%, 10/15/2020	4,463,000	3,280,305
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	11,490,000	11,633,625
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,131,000	4,131,000
Sirius XM Radio Inc., Sr. Unsec. Gtd. Sub. Notes, 5.38%, 04/15/2025(b)	2,382,000	2,399,865
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	9,425,000	9,377,875
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,733,033
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	1,700,000	1,657,500
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	4,418,000	4,445,612
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,273,400
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	1,300,000	1,287,000
REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	1,900,000	1,876,250
		107,911,278

Casinos & Gaming–2.32%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	6,028,000	6,434,890
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	1,922,000	2,013,295
Codere Finance 2 S.A. (Spain), Sr. Sec. Notes, 7.63%, 11/01/2021(b)	2,114,000	2,050,580
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,228,845
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	2,205,000	2,111,288
6.00%, 03/15/2023	2,105,000	2,270,769
7.75%, 03/15/2022	2,495,000	2,869,250
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	6,775,000	6,791,937

	Principal Amount	Value

Casinos & Gaming–(continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	$3,270,000	$3,237,300
		31,008,154

Commercial Printing–0.56%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	7,127,000	7,456,624

Commodity Chemicals–0.33%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	4,429,000	4,473,290

Construction Machinery & Heavy Trucks–2.04%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	6,424,000	6,568,540
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	6,567,000	6,599,835
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	2,341,000	2,256,139
6.75%, 06/15/2021	3,309,000	3,337,953
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	6,687,000	6,720,435
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	1,816,000	1,868,210
		27,351,112

Consumer Finance–1.24%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,359,000	1,325,025
5.13%, 09/30/2024	15,145,000	15,258,587
		16,583,612

Copper–0.46%

First Quantum Minerals Ltd. (Canada), Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2020(b)	4,860,000	4,829,625
7.25%, 10/15/2019(b)	1,271,000	1,277,355
		6,106,980

Data Processing & Outsourced Services–1.66%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	3,178,000	3,217,725
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	18,116,000	18,976,510
		22,194,235

Diversified Banks–2.25%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (c)(d)	579,000	590,580

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)(d)	$3,445,000	$3,582,800
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)(d)	5,106,000	5,259,180
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,508,570
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	3,505,000	3,575,100
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	6,516,000	6,353,579
6.13%, 12/15/2022	6,950,000	7,224,799
		30,094,608

Diversified Chemicals–0.93%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	12,183,000	12,061,170
7.00%, 05/15/2025	325,000	320,938
		12,382,108

Diversified Metals & Mining–2.49%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	6,322,000	6,559,075
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.88%, 03/15/2023	4,225,000	3,982,063
5.40%, 11/14/2034	4,031,000	3,547,280
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	5,392,000	5,857,060
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 3.75%, 02/01/2023	3,465,000	3,278,756
4.75%, 01/15/2022	5,777,000	5,863,655
Sr. Unsec. Notes, 6.13%, 10/01/2035	4,153,000	4,173,765
		33,261,654

Electrical Components & Equipment–1.04%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,359,000	7,414,193
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	2,715,000	2,782,875
5.00%, 10/01/2025(b)	3,820,000	3,781,800
		13,978,868

	Principal Amount	Value

Environmental & Facilities Services–0.23%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	$3,097,000	$3,081,515

Food Distributors–0.41%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	5,358,000	5,545,530

Food Retail–0.46%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,909,000	6,189,678

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/14; Cost $0)(b)(e)(f)	515,000	52

Gas Utilities–1.54%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	3,370,000	3,370,000
5.88%, 08/20/2026	2,267,000	2,267,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	6,701,000	6,365,950
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	8,594,000	8,658,455
		20,661,405

General Merchandise Stores–0.32%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,054,000	4,347,915

Health Care Facilities–5.48%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	2,000	1,965
6.50%, 03/01/2024	3,903,000	3,883,485
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/15/2018	813,000	796,740
5.13%, 08/01/2021	2,385,000	2,176,312
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	5,330,552	3,584,796
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,008,939
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	5,379,000	5,785,787
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	5,995,000	6,058,697
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	1,255,000	1,300,494
7.50%, 02/15/2022	5,063,000	5,657,902
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	3,380,000	3,325,075
5.88%, 02/15/2026	2,780,000	2,793,900

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Health Care Facilities–(continued)

HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	$3,533,000	$3,533,000
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	3,379,000	3,260,735
5.88%, 12/01/2023	1,049,000	1,056,868
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	2,769,000	2,772,461
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	8,276,000	8,482,900
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	824,000	852,840
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	6,405,000	5,508,300
8.00%, 08/01/2020	3,129,000	3,019,485
8.13%, 04/01/2022	6,563,000	6,037,960
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	1,378,000	1,369,388
		73,268,029

Health Care Services–1.71%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	3,176,000	3,128,360
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	5,342,000	5,235,160
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	6,337,000	6,479,582
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	7,552,000	7,967,360
		22,810,462

Home Improvement Retail–0.51%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,760,661

Homebuilding–2.37%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	6,422,000	6,197,230
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	7,709,000	7,824,635
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	5,385,000	5,546,550
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	1,480,000	1,591,000
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	2,967,000	3,056,010
7.15%, 04/15/2020	2,583,000	2,821,928
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,600,227
		31,637,580

	Principal Amount	Value

Household Products–1.31%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	$4,763,000	$4,917,797
5.13%, 07/15/2023(b)	1,610,000	1,632,138
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	2,687,178	2,784,588
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	896,000	949,760
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	3,130,000	3,263,025
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	3,822,000	3,950,993
		17,498,301

Independent Power Producers & Energy Traders–2.95%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	130,000	129,350
5.50%, 04/15/2025	11,977,000	11,767,402
6.00%, 05/15/2026	399,000	394,013
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 7.88%, 01/15/2023(b)	215,000	225,213
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	8,177,000	7,921,469
5.50%, 02/01/2024	5,224,000	5,028,100
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/2024	6,468,000	5,982,900
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	1,391,000	1,352,747
Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	5,458,000	5,089,585
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	1,526,507	1,537,956
		39,428,735

Integrated Oil & Gas–0.23%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	3,868,000	3,123,410

Integrated Telecommunication Services–2.20%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	4,067,000	4,189,010
Cequel Communications Holdings I, LLC/ Capital Corp., Sr. Sec. First Lien Notes, 7.75%, 07/15/2025(b)	400,000	429,000
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	3,388,000	3,561,635
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.88%, 09/15/2020	2,226,000	2,326,170
10.50%, 09/15/2022	3,875,000	4,005,781
11.00%, 09/15/2025	4,004,000	4,034,030

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	$3,728,000	$3,728,000
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	7,253,000	7,171,404
		29,445,030

Internet Software & Services–0.92%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	4,231,000	4,463,705
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,937,000	6,159,637
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	1,563,000	1,660,688
		12,284,030

Leisure Products–0.54%

Vista Outdoor Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2023	6,855,000	7,163,475

Managed Health Care–0.47%

Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	1,989,000	1,974,083
4.75%, 01/15/2025	2,387,000	2,297,487
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	1,948,000	1,960,175
		6,231,745

Marine–0.65%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/13 – 11/28/16; Cost $10,441,067) (b)	10,479,000	8,632,076

Metal & Glass Containers–0.47%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	2,565,000	2,693,250
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	1,484,000	1,565,620
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	1,968,000	2,049,180
		6,308,050

Movies & Entertainment–0.49%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	2,965,000	3,002,063
LG FinanceCo Corp., Sr. Unsec. Notes, 5.88%, 11/01/2024(b)	3,558,000	3,540,210
		6,542,273

	Principal Amount	Value

Oil & Gas Drilling–0.55%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	$4,171,000	$3,399,365
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	3,608,000	3,247,200
Sr. Unsec. Gtd. Notes, 7.75%, 12/15/2023(b)	712,000	722,680
		7,369,245

Oil & Gas Equipment & Services–0.34%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,423,000	2,386,655
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	2,870,000	2,195,550
		4,582,205

Oil & Gas Exploration & Production–7.95%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/01/2022	400,000	409,000
5.38%, 11/01/2021	2,450,000	2,538,813
5.63%, 06/01/2023	8,731,000	8,949,275
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	3,721,000	3,846,584
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	2,217,000	2,294,595
5.50%, 04/01/2023	3,204,000	3,316,140
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	5,439,000	5,459,396
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	2,936,000	2,422,200
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	373,000	392,583
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	3,810,000	3,895,725
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	7,543,000	7,835,291
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	5,512,000	5,677,360
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	1,339,000	1,359,085
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	5,596,000	5,847,820
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	5,668,000	5,880,550
Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(b)	2,235,000	2,173,538
5.00%, 03/15/2023(b)	7,911,000	7,555,005
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	5,377,000	5,471,097

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	$5,515,000	$5,818,325
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	1,353,000	1,373,295
6.50%, 01/01/2023	2,688,000	2,741,760
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	5,557,000	5,112,440
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	6,013,000	5,937,837
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	9,784,000	10,028,600
		106,336,314

Oil & Gas Storage & Transportation–4.26%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	1,580,000	1,619,500
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	9,966,000	10,289,895
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	5,556,000	5,806,020
MPLX LP, Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2025	3,445,000	3,481,603
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	1,010,000	1,060,184
5.63%, 03/01/2025	8,900,000	9,283,812
Sr. Sec. Notes, 5.00%, 03/15/2027(b)	2,514,000	2,485,718
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	3,427,000	3,435,567
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	5,508,000	5,480,460
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 10/15/2022	629,000	676,175
6.38%, 05/01/2024	7,979,000	8,647,241
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	1,133,000	1,152,828
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	3,595,000	3,537,128
		56,956,131

Other Diversified Financial Services–0.25%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	3,177,000	3,392,405

	Principal Amount	Value

Packaged Foods & Meats–1.52%

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	$3,695,000	$3,745,806
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	2,145,000	2,163,769
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	340,000	334,475
Lamb Weston Holdings Inc., Sr. Unsec., 4.63%, 11/01/2024(b)	3,223,000	3,231,058
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	3,149,000	3,326,131
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	7,251,000	7,577,295
		20,378,534

Paper Packaging–0.20%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,605,000	2,689,663

Paper Products–0.52%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	3,897,000	3,833,674
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,999,000	3,062,729
		6,896,403

Pharmaceuticals–1.31%

Concordia International Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/2022(b)	214,000	197,950
Sr. Unsec. Notes, 7.00%, 04/15/2023(b)	4,605,000	1,772,925
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	2,405,000	925,925
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	1,982,425
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	3,692,000	2,741,310
5.63%, 12/01/2021(b)	4,861,000	3,791,580
5.88%, 05/15/2023(b)	2,027,000	1,520,250
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 6.13%, 04/15/2025(b)	3,145,000	2,343,025
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	3,030,000	2,249,775
		17,525,165

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Restaurants–0.50%

Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	$2,886,000	$2,878,111
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	3,463,000	3,766,013
		6,644,124

Semiconductors–1.28%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	5,616,000	5,559,840
Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	9,001,000	8,933,493
5.25%, 01/15/2024(b)	2,743,000	2,698,426
		17,191,759

Specialized Consumer Services–0.81%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,137,000	2,147,685
Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	8,707,620
		10,855,305

Specialized Finance–3.22%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)(d)	7,376,000	7,339,120
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	5,568,000	5,637,600
5.50%, 02/15/2022	5,535,000	5,853,262
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	10,970,000	11,449,937
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,423,615
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,320,450
		43,023,984

Specialized REIT’s–0.60%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	4,006,000	4,106,150
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	4,291,000	3,963,811
		8,069,961

Specialty Chemicals–1.81%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	75,000	77,438

	Principal Amount	Value

Specialty Chemicals–(continued)

Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	$2,650,000	$2,650,000
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,124,212
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	4,876,000	5,461,120
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	4,171,000	4,171,000
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	3,446,000	3,657,067
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	2,917,000	3,026,388
		24,167,225

Steel–1.00%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	2,498,000	2,729,065
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	1,505,000	1,609,598
Steel Dynamics, Inc., Sr. Unsec. Notes, 5.00%, 12/15/2026(b)	1,271,000	1,285,299
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	3,364,000	3,755,065
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	3,837,000	3,942,517
		13,321,544

Technology Hardware, Storage & Peripherals–1.86%

CommScope Technologies Finance LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,601,000	6,906,296
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	7,278,000	7,987,605
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	5,810,000	6,287,509
Sr. Unsec. Gtd. Notes, 10.50%, 04/01/2024(b)	3,195,000	3,714,188
		24,895,598

Tobacco–0.22%

Alliance One International, Inc., Sr. Sec. Gtd. First Lien Notes, 8.50%, 04/15/2021(b)	2,872,000	2,907,900

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Trading Companies & Distributors–0.97%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	$3,257,000	$3,159,290
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	2,609,000	2,628,568
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	714,000	722,925
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	1,533,000	1,533,000
6.13%, 06/15/2023	4,615,000	4,903,437
		12,947,220

Trucking–0.53%
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	7,446,000	7,129,545

Wireless Telecommunication Services–6.10%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	13,029,000	13,696,736
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	2,320,000	2,436,000
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	3,525,000	2,961,000
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	5,200,000	4,355,000
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	5,628,000	5,445,090
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	6,581,000	6,761,977
7.88%, 09/15/2023	11,437,000	11,837,295
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	4,842,000	5,253,570
6.84%, 04/28/2023	543,000	578,295
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	8,707,000	9,327,374
6.63%, 04/01/2023	8,318,000	8,827,477
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	1,372,000	1,447,460
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	4,905,000	5,039,888
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	1,150,000	1,161,500
Wind Acquisition Finance S.A. (Italy), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	2,400,000	2,505,840
		81,634,502
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,243,147,664)		1,229,161,183

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–1.69%(g)

Cable & Satellite–0.19%
Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 5.13%, 01/15/2025(b)	GBP	2,050,000	$2,577,579

Casinos & Gaming–0.12%
Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	1,050,000	1,142,858
Snai S.p.A. (Italy), Sr. Sec. First Lien Bonds, 6.38%, 11/07/2021(b)	EUR	400,000	429,915
			1,572,773

Health Care Services–0.16%
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	1,865,000	2,132,164

Hotels, Resorts & Cruise Lines–0.19%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	2,252,000	2,500,092

Other Diversified Financial Services–0.67%
eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(b)	EUR	4,800,000	5,278,134
Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022(b)	GBP	2,900,000	3,747,013
			9,025,147

Packaged Foods & Meats–0.15%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	1,550,000	2,021,621

Paper Packaging–0.21%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 5.32% (c)(d)	EUR	4,100,000	2,824,767
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,971,599)			22,654,143

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Variable Rate Senior Loan Interests–0.18%(h)

Apparel, Accessories & Luxury Goods–0.18%

Kraton Polymers LLC/Kraton Polymers Capital Corp., Term Loan, —%, 01/06/2022 (Cost $2,381,653)(i)	$2,390,000	$2,408,295

U.S. Treasury Securities–0.16%(j)

0.54% , 05/04/2017	430	428,951
0.59% , 05/11/2017	1,660	1,655,805
Total U.S. Treasury Securities (Cost $2,084,672)		2,084,756

	Shares

Common Stocks & Other Equity Interests–0.09%

Broadcasting–0.00%

Adelphia Recovery Trust – Series ACC-1 (k)	4,846,549	4,847
Adelphia Recovery Trust – Series Arahova (k)	2,211,702	221
		5,068

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (l)	4,130,550	15,490

Integrated Telecommunication Services–0.09%

Largo Ltd. -Class A (Luxembourg) (Acquired 08/27/09 – 06/15/10; Cost $9,406,410) (b)(l)	312,510	122,560
Largo Ltd. -Class B (Luxembourg) (Acquired 12/09/10; Cost $3,730,351)(b)(l)	2,812,600	1,103,050
Ventelo, Inc. (United Kingdom)(b)(l)	73,021	0
		1,225,610

Leisure Products–0.00%

HF Holdings, Inc. (b)(l)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $22,498,529)		1,246,168

Exchange-Traded Fund–1.07%

PowerShares Senior Loan Portfolio(m) (Cost $14,390,852)	620,000	14,346,800

Money Market Funds–3.95%

Government & Agency Portfolio –Institutional Class, 0.29% (n)	31,687,739	31,687,739
Treasury Portfolio –Institutional Class, 0.22% (n)	21,125,160	21,125,160
Total Money Market Funds (Cost $52,812,899)		52,812,899
TOTAL INVESTMENTS–99.06% (Cost $1,359,287,868)		1,324,714,244
OTHER ASSETS LESS LIABILITIES–0.94%		12,602,808
NET ASSETS–100.00%		$1,337,317,052

Investment Abbreviations:

EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $555,795,461, which represented 41.56% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2016 represented less than 1% of the Fund’s Net Assets.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interest in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	This floating rate interest will settle after November 30, 2016, at which time the interest rate will be determined.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security.
(m)	PowerShares Senior Loan Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of November 30, 2016 represented 1.07% of the Fund’s Net Assets. See Note 4.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco High Yield Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and

Invesco High Yield Fund

G.	Put Options Purchased and Written – (continued)

unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option Contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between (Counterparties). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that

Invesco High Yield Fund

H.	Swap Agreements – (continued)

has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco High Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$1,229,161,131	$52	$1,229,161,183
Non-U.S. Dollar Denominated Bonds & Notes	—	22,654,143	—	22,654,143
Variable Rate Senior Loan Interests	—	2,408,295	—	2,408,295
U.S. Treasury Securities	—	2,084,756	—	2,084,756
Common Stocks & Other Equity Interests	—	1,246,168	—	1,246,168
Exchange-Traded Fund	14,346,800	—	—	14,346,800
Money Market Funds	52,812,899	—	—	52,812,899
	67,159,699	1,257,554,493	52	1,324,714,244
Forward Foreign Currency Contracts*	—	(99,785)	—	(99,785)
Swap Agreements*	—	(10,388)	—	(10,388)
Total Investments	$67,159,699	$1,257,444,320	$52	$1,324,604,071
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
02/28/2017	Citigroup Global Markets Inc.	GBP	6,820,991	USD	8,446,692	$8,553,079	$(106,387)
02/28/2017	Goldman Sachs International	EUR	15,106,410	USD	16,092,103	16,085,501	6,602
Total Forward Foreign Currency Contracts—Currency Risk							$(99,785)

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

Invesco High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	CDX North America High Yield Index, Series 27, Version 1	Buy	(5.00)%	12/20/2021	3.88%	$40,000,000	$(1,904,400)	$(10,388)

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of November 30, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 – Investment on Affiliates

The Fund’s Adviser and the adviser for PowerShares Senior Loan Portfolio are subsidiaries of Invesco Ltd. And therefore, PowerShares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from investments in PowerShares Senior Loan Portfolio for the period ended November 30, 2016.

	Value February 29, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2016	Dividend Income
PowerShares Senior Loan Portfolio	$—	$14,390,852	$—	$(44,052)	$—	$14,346,800	$44,057

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $1,010,924,272 and $971,518,895, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,625,659
Aggregate unrealized (depreciation) of investment securities	(82,294,550)
Net unrealized appreciation (depreciation) of investment securities	$(40,668,891)
Cost of investments for tax purposes is $1,365,383,135.

Invesco High Yield Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	REA-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.97%

Apartments–12.17%

American Campus Communities, Inc.	445,966	$21,009,458
Apartment Investment & Management Co. -Class A	194,896	8,205,122
AvalonBay Communities, Inc.	417,112	68,610,753
Equity Residential	842,382	50,551,344
Essex Property Trust, Inc.	240,655	51,962,227
Mid-America Apartment Communities, Inc.	328,033	30,057,664
		230,396,568

Data Centres–5.84%

CyrusOne Inc.	571,327	24,384,236
Digital Realty Trust, Inc.	197,758	18,258,996
Equinix, Inc.	168,437	57,059,718
QTS Realty Trust, Inc. -Class A	233,223	10,914,837
		110,617,787

Diversified–5.62%

BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0) (b)(c)	3,547,941	210,596
Vornado Realty Trust	847,393	82,832,666
Washington REIT	752,725	23,379,638
		106,422,900

Freestanding–3.25%

National Retail Properties, Inc.	885,376	37,787,848
Realty Income Corp.	428,817	23,773,614
		61,561,462

Health Care–10.15%

Brookdale Senior Living Inc. (c)	1,307,288	15,203,759
Care Capital Properties, Inc.	484,292	11,661,751
HCP, Inc.	1,884,936	55,662,160
Healthcare Realty Trust, Inc.	854,943	25,118,225
National Health Investors, Inc.	257,244	18,202,586
Physicians Realty Trust	456,077	8,264,115
Quality Care Properties, Inc. (c)	77,511	1,162,668
Ventas, Inc.	432,523	26,133,040
Welltower Inc.	489,511	30,731,501
		192,139,805

Industrial/Office: Industrial–6.45%

Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $3,266,500) (b)(d)	6,533	3,881,754
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748) (b)(d)	4,185,000	1,148,925
First Industrial Realty Trust, Inc.	583,550	15,434,897
Liberty Property Trust	762,063	30,025,282
Prologis, Inc.	1,128,541	57,442,737

	Shares	Value

Industrial/Office: Industrial–(continued)

Rexford Industrial Realty, Inc.	468,498	$10,349,121
Terreno Realty Corp.	142,390	3,875,856
		122,158,572

Industrial/Office: Office–9.55%

Boston Properties, Inc.	527,141	65,302,227
Brandywine Realty Trust	1,244,021	19,095,722
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429) (b)(d)	4,646,429	2,673,518
BRCP Realty LP (Acquired 05/29/2003-05/29/2008; Cost $921,277) (b)(c)	2,789,299	170,189
Cousins Properties, Inc.	3,167,292	25,053,280
Hudson Pacific Properties Inc.	1,133,971	39,541,569
Paramount Group, Inc.	970,739	15,260,017
SL Green Realty Corp.	129,116	13,603,662
		180,700,184

Infrastructure–8.98%

American Tower Corp. -Class A	951,159	97,275,031
Crown Castle International Corp.	774,997	64,681,250
InfraREIT, Inc.	469,753	8,051,566
		170,007,847

Lodging-Resorts–5.14%

Apple Hospitality REIT, Inc.	950,398	17,525,339
DiamondRock Hospitality Co.	1,998,710	21,166,339
Host Hotels & Resorts Inc.	2,359,594	42,095,157
RLJ Lodging Trust	727,088	16,570,336
		97,357,171

Manufactured Homes–1.74%

Equity Lifestyle Properties, Inc.	242,139	16,811,711
Sun Communities, Inc.	222,253	16,039,999
		32,851,710

Regional Malls–10.38%

General Growth Properties, Inc.	1,836,945	46,548,186
Simon Property Group, Inc.	834,400	149,899,960
		196,448,146

Self Storage Facilities–5.51%

Extra Space Storage Inc.	512,461	35,954,264
Public Storage	326,092	68,251,055
		104,205,319

Shopping Centers–7.82%

Acadia Realty Trust	531,998	17,587,854
Brixmor Property Group, Inc.	1,304,952	31,775,581
Federal Realty Investment Trust	334,883	47,024,271
Retail Opportunity Investments Corp.	1,295,254	26,734,043
Weingarten Realty Investors	702,952	24,961,825
		148,083,574

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Single Family Homes–1.20%

American Homes 4 Rent -Class A	1,075,292	$22,656,403

Specialty Properties–1.95%

EPR Properties	319,609	22,225,610
Lamar Advertising Co. -Class A	220,291	14,603,090
		36,828,700

Timber REIT’S–3.22%

Weyerhaeuser Co.	1,974,948	60,887,647
Total Common Stocks & Other Equity Interests (Cost $1,617,313,064)		1,873,323,795

	Shares	Value

Money Market Funds–1.31%

Government & Agency Portfolio – Institutional Class, 0.29% (e)	14,867,213	$14,867,213
Treasury Portfolio – Institutional Class, 0.26% (e)	9,911,476	9,911,476
Total Money Market Funds (Cost $24,778,689)		24,778,689
TOTAL INVESTMENTS–100.28% (Cost $1,642,091,753)		1,898,102,484
OTHER ASSETS LESS LIABILITIES–(0.28)%		(5,217,562)
NET ASSETS–100.00%		$1,892,884,922

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $8,084,982, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Common Stocks and Other Equity Interests	$1,865,238,813	$—	$8,084,982	$1,873,323,795

Money Market Funds	24,778,689	—	—	24,778,689
Total Investments	$1,890,017,502	$—	$8,084,982	$1,898,102,484

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $913,495,739 and $1,083,082,686, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$330,584,323
Aggregate unrealized (depreciation) of investment securities	(84,383,487)
Net unrealized appreciation of investment securities	$246,200,836
Cost of investments for tax purposes is $1,651,901,648.

Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	SDIP-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.73%

U.S. Treasury Inflation - Indexed Notes–99.73%(a)

U.S. Treasury Inflation - Indexed Notes	1.63%	01/15/2018	$36,298	$37,216,984
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2018	100,352	101,039,999
U.S. Treasury Inflation - Indexed Notes	1.38%	07/15/2018	32,404	33,576,437
U.S. Treasury Inflation - Indexed Notes	2.13%	01/15/2019	31,936	33,726,729
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2019	99,222	100,241,295
U.S. Treasury Inflation - Indexed Notes	1.88%	07/15/2019	33,179	35,295,918
U.S. Treasury Inflation - Indexed Notes	1.38%	01/15/2020	40,608	42,653,762
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2020	99,574	100,448,830
U.S. Treasury Inflation - Indexed Notes	1.25%	07/15/2020	69,084	72,885,682
U.S. Treasury Inflation - Indexed Notes	1.13%	01/15/2021	78,129	81,876,758
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2021	60,619	60,923,792
U.S. Treasury Inflation - Indexed Notes	0.63%	07/15/2021	73,951	76,356,586
TOTAL INVESTMENTS–99.73% (Cost $780,930,468)				776,242,772
OTHER ASSETS LESS LIABILITIES–0.27%				2,135,243
NET ASSETS–100.00%				$778,378,015

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Short Duration Inflation Protected Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2016 was $144,604,956 and $47,893,690, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(5,038,767)
Net unrealized appreciation (depreciation) of investment securities	$(5,038,767)
Cost of investments for tax purposes is $781,281,539.

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us	STB-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–61.05%

Aerospace & Defense–0.29%

Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	$4,286,000	$4,307,154

Agricultural Products–0.00%

Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/2019	11,000	12,678

Airlines–1.14%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	104,721	108,255
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,174,698	1,259,863
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,127,441	2,118,133
Continental Airlines Pass Through Trust, Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	2,921,551	3,275,790
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	593,830	609,566
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	3,155,576	3,389,089
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	6,400,000	6,414,963
		17,175,659

Apparel Retail–0.05%

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/2019	604,000	696,110

Asset Management & Custody Banks–0.19%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,801,809

Auto Parts & Equipment–0.09%

Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,349,340

Automobile Manufacturers–6.21%

BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,485,721

	Principal Amount	Value

Automobile Manufacturers–(continued)

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.65%, 03/02/2018(b)	$2,026,000	$2,024,194
2.00%, 08/03/2018(b)	9,104,000	9,128,790
1.50%, 07/05/2019(b)	7,275,000	7,153,933
2.00%, 07/06/2021(b)	5,193,000	5,040,757
3.88%, 09/15/2021(b)	3,136,000	3,308,913
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.46%, 03/27/2017	2,543,000	2,543,369
1.68%, 09/08/2017	5,000,000	5,008,297
2.55%, 10/05/2018	3,000,000	3,020,271
2.02%, 05/03/2019	6,035,000	5,966,231
2.60%, 11/04/2019	1,438,000	1,439,042
Sr. Unsec. Notes, 5.00%, 05/15/2018	337,000	350,695
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	13,384,000	13,627,241
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 05/09/2019	4,999,000	4,960,958
3.20%, 07/06/2021	2,613,000	2,579,606
Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,019,916
3.15%, 01/15/2020	2,263,000	2,264,708
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	5,644,000	5,806,265
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes, 1.55%, 10/18/2019	10,632,000	10,513,613
		93,242,520

Automotive Retail–0.22%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,337,041
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	979,359
		3,316,400

Biotechnology–2.31%

AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/2017	2,973,000	2,980,804
1.80%, 05/14/2018	13,158,000	13,155,342
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,261,378
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	2,796,000	2,796,231
Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 1.90%, 09/23/2019	7,539,000	7,450,379
2.40%, 09/23/2021	5,281,000	5,103,273
		34,747,407

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Brewers–2.04%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	$7,352,000	$7,385,415
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	16,281,000	18,476,411
SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 01/15/2022(b)	4,544,000	4,742,941
		30,604,767

Cable & Satellite–1.37%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Notes, 3.58%, 07/23/2020(b)	19,795,000	20,204,311
CSC Holdings LLC, Sr. Unsec. Deb., 7.63%, 07/15/2018	411,000	436,688
		20,640,999

Communications Equipment–0.54%

Cisco Systems, Inc., Sr. Unsec. Floating Rate Global Notes, 1.12%, 03/03/2017(c)	3,045,000	3,047,384
Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	5,009,210
		8,056,594

Construction & Engineering–0.26%

AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/2017	4,000,000	3,985,000

Consumer Finance–0.17%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 09/10/2018	470,000	482,338
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 1.80%, 07/31/2018	2,093,000	2,097,570
		2,579,908

Data Processing & Outsourced Services–0.21%

Visa Inc., Sr. Unsec. Global Notes, 2.20%, 12/14/2020	3,172,000	3,175,220

Diversified Banks–5.35%

Bank of America Corp., Sr. Unsec. Medium-Term Notes, 5.63%, 07/01/2020	590,000	650,742
Bank of America, N.A., Series BKNT, Sr. Unsec. Notes, 1.65%, 03/26/2018	2,090,000	2,090,194
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,260,971

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Sr. Unsec. Floating Rate Global Notes, 1.41%, 05/01/2017(c)	$2,109,000	$2,110,244
Sr. Unsec. Floating Rate Notes, 1.63%, 11/24/2017(c)	2,151,000	2,150,870
Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,581,904
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (d)	4,637,000	4,637,000
Credit Bank of Moscow Via CBOM Finance PLC (Russia), Sr. Unsec. Notes, 5.88%, 11/07/2021(b)	8,000,000	8,020,000
Crédit Agricole S.A. (France), Sr. Unsec. Notes, 3.00%, 10/01/2017(b)	3,398,000	3,432,918
DNB Boligkreditt AS (Norway), Sr. Sec. Mortgage, 1.45%, 03/21/2018(b)	3,022,000	3,014,623
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	5,000,000	4,889,885
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (d)	3,735,000	3,613,612
JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 1.35%, 03/01/2018(c)	2,121,000	2,120,920
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (d)	4,000,000	4,080,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	1,390,000	1,355,250
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes, 1.31%, 09/25/2017(b)(c)	4,336,000	4,337,010
Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	5,001,392
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	3,140,000	3,077,200
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,745,540
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 2.10%, 08/19/2019(b)	1,373,000	1,356,370
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,304,102
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	3,811,000	3,855,103

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co., Sr. Unsec. Global Notes, 2.13%, 04/22/2019	$3,541,000	$3,549,922
Series K, Jr. Unsec. Sub. Global Notes, 7.98% (d)	4,000,000	4,120,000
		80,355,772

Diversified Capital Markets–0.20%

Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Notes, 1.38%, 05/26/2017	2,961,000	2,960,967

Diversified Metals & Mining–0.48%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	5,480,000	5,493,700
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	1,750,000	1,791,562
		7,285,262

Drug Retail–0.45%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 1.75%, 11/17/2017	4,500,000	4,515,903
2.70%, 11/18/2019	2,221,000	2,251,571
		6,767,474

Electric Utilities–1.39%

Exelon Corp., Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,343,499
Georgia Power Co., Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	6,044,633
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,808,844
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,707,347
		20,904,323

Financial Exchanges & Data–0.15%

Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,184,992

Food Retail–0.40%

Kroger Co. (The), Sr. Unsec. Medium-Term Global Notes, 1.50%, 09/30/2019	6,160,000	6,066,654

Gas Utilities–0.36%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,428,426

General Merchandise Stores–0.15%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,243,311

	Principal Amount	Value

Gold–0.28%

Polyus Gold International Ltd. (Russia), Sr. Unsec. Gtd. Bonds, 4.70%, 03/28/2022(b)	$4,257,000	$4,171,860

Health Care Distributors–0.11%

McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	1,670,000	1,662,760

Health Care Equipment–2.07%

Abbott Laboratories, Sr. Unsec. Global Notes, 2.35%, 11/22/2019	10,726,000	10,730,333
2.90%, 11/30/2021	7,143,000	7,121,993
Becton, Dickinson and Co., Sr. Unsec. Notes, 1.80%, 12/15/2017	2,500,000	2,507,006
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,723,195
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	4,313,000	4,322,855
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,634,320
		31,039,702

Health Care Facilities–0.12%

HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	430,000	468,270
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,309,687
		1,777,957

Health Care Services–0.80%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/2017	6,975,000	6,972,133
2.25%, 06/15/2019	2,815,000	2,819,423
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,238,747
		12,030,303

Hotels, Resorts & Cruise Lines–0.38%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/2017	2,285,000	2,291,283
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,000,000	1,002,655
2.50%, 03/01/2018	2,385,000	2,401,703
		5,695,641

Housewares & Specialties–0.69%

Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	10,258,000	10,367,268

Industrial Conglomerates–0.47%

Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	7,080,000	7,072,446

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Industrial Machinery–0.67%

Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	$10,000,000	$10,104,770

Integrated Oil & Gas–0.84%

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.38%, 05/10/2019	12,756,000	12,597,424

Integrated Telecommunication Services–1.38%

AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/2020	7,024,000	6,968,430
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,405,391
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	210,000	228,907
Verizon Communications Inc., Sr. Unsec. Global Notes, 1.38%, 08/15/2019	8,095,000	7,944,947
1.75%, 08/15/2021	4,348,000	4,160,699
		20,708,374

Internet & Direct Marketing Retail–0.48%

Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	7,072,000	7,215,565

Internet Software & Services–1.59%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes, 1.63%, 11/28/2017	14,176,000	14,161,526
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,946,112
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/2017(b)	5,714,000	5,714,568
3.38%, 05/02/2019(b)	2,026,000	2,077,402
		23,899,608

Investment Banking & Brokerage–1.92%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	4,790,818
Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes, 2.04%, 04/23/2020(c)	2,092,000	2,115,430
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	4,952,000	5,001,520
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,312,851
Morgan Stanley, Sr. Unsec. Global Notes, 1.88%, 01/05/2018	10,967,000	10,979,574
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/2017	2,521,000	2,635,310
5.63%, 09/23/2019	348,000	378,246
Sr. Unsec. Medium-Term Notes, 5.50%, 07/24/2020	638,000	699,488
		28,913,237

	Principal Amount	Value

Life & Health Insurance–1.31%

MetLife, Inc., Sr. Unsec. Global Notes, 1.76%, 12/15/2017	$3,081,000	$3,085,190
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	377,071
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	6,001,774
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,036,044
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,117,315
		19,617,394

Life Sciences Tools & Services–0.33%

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,037,210

Managed Health Care–1.47%

Aetna, Inc., Sr. Unsec. Global Notes, 1.90%, 06/07/2019	12,075,000	12,032,261
2.40%, 06/15/2021	5,000,000	4,958,907
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,044,510
UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	2,000,000	1,995,027
Sr. Unsec. Global Notes, 1.45%, 07/17/2017	2,000,000	2,004,687
		22,035,392

Movies & Entertainment–0.18%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/2018	2,710,000	2,730,038

Office Services & Supplies–0.48%

Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	6,459,000	7,240,452

Oil & Gas Equipment & Services–1.06%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	6,801,000	6,861,570
Schlumberger Holdings Corp., Sr. Unsec. Notes, 1.90%, 12/21/2017(b)	5,000,000	5,017,935
2.35%, 12/21/2018(b)	3,951,000	3,987,086
		15,866,591

Oil & Gas Exploration & Production–1.44%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/2017	1,125,000	1,175,625
8.70%, 03/15/2019	1,237,000	1,408,920
4.85%, 03/15/2021	2,700,000	2,878,486

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.20%, 03/15/2021	$6,261,000	$6,644,668
Noble Energy Inc., Sr. Unsec. Notes, 8.25%, 03/01/2019	2,292,000	2,586,368
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.88%, 05/01/2018	6,495,000	6,943,506
		21,637,573

Oil & Gas Refining & Marketing–0.41%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,175,185

Oil & Gas Storage & Transportation–3.82%

Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,702,000	4,767,019
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 6.13%, 02/15/2017	1,376,000	1,388,645
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 5.20%, 09/01/2020	602,000	662,240
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,136,377
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,118,790
Sr. Unsec. Gtd. Notes, 5.95%, 02/15/2018	16,600,000	17,325,794
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 6.13%, 01/15/2017	6,000,000	6,033,036
Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,716,275
Southern Natural Gas Co., L.L.C., Sr. Unsec. Notes, 5.90%, 04/01/2017(b)	8,641,000	8,749,051
Western Gas Partners, LP, Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,344,385
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,880,710
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 6.13%, 07/15/2022	7,000,000	7,249,375
		57,371,697

Other Diversified Financial Services–1.18%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	7,998,080
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(b)	1,684,932	1,748,117
Equate Petrochemical B.V. (Kuwait), Sr. Unsec. Gtd. Notes, 3.00%, 03/03/2022(b)	3,440,000	3,270,876

	Principal Amount	Value

Other Diversified Financial Services–(continued)

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	$2,775,000	$2,778,352
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,006,346
		17,801,771

Packaged Foods & Meats–0.41%

Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,264,907
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/2018(b)	218,000	220,316
6.63%, 08/15/2022	4,367,000	4,612,644
		6,097,867

Pharmaceuticals–3.13%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/2017	10,000,000	9,975,635
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	7,893,000	7,874,211
Mylan N.V., Sr. Unsec. Gtd. Notes, 2.50%, 06/07/2019(b)	7,000,000	6,985,538
3.15%, 06/15/2021(b)	3,288,000	3,226,174
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 1.40%, 07/20/2018	9,500,000	9,403,660
1.70%, 07/19/2019	6,780,000	6,657,367
2.20%, 07/21/2021	3,082,000	2,956,336
		47,078,921

Property & Casualty Insurance–0.58%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,701,726

Regional Banks–2.83%

BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,261,282
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes, 1.00%, 04/03/2017	3,300,000	3,298,673
2.30%, 10/15/2018	10,000,000	10,120,000
CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/2018	1,996,000	2,065,860
Sr. Unsec. Notes, 5.50%, 02/15/2019(b)	1,646,000	1,742,702
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50% (d)	3,900,000	3,802,500
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Notes, 4.90% (d)	2,000,000	1,880,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Regional Banks–(continued)

Fifth Third Bank, Series BKNT, Sr. Unsec. Notes, 1.63%, 09/27/2019	$6,000,000	$5,926,479
KeyBank N.A., Series BKNT, Sr. Unsec. Bonds, 2.50%, 11/22/2021	4,023,000	3,998,150
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	5,350,000	5,430,250
Series BKNT, Sr. Unsec. Floating Rate Global Notes, 1.35%, 02/15/2017(c)	3,018,000	3,018,640
		42,544,536

Retail REIT’s–0.23%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,497,812

Semiconductors–0.87%

Analog Devices, Inc., Sr. Unsec. Global Notes, 2.50%, 12/05/2021	4,825,000	4,807,678
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	8,204,000	8,199,988
		13,007,666

Sovereign Debt–1.28%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	14,894,000	15,623,806
Saudi Government International Bond (Saudi Arabia), Sr. Unsec. Notes, 2.38%, 10/26/2021(b)	3,649,000	3,558,943
		19,182,749

Specialized Finance–0.95%

AerCap Aviation Solutions B.V., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/30/2017	653,000	666,468
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 05/15/2017	4,000,000	4,011,000
Air Lease Corp., Sr. Unsec. Global Notes, 2.13%, 01/15/2020	3,875,000	3,817,843
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,359,454
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	811,000	863,715
Sr. Unsec. Notes, 8.88%, 09/01/2017	506,000	529,719
		14,248,199

	Principal Amount	Value

Specialized REIT’s–0.33%

American Tower Corp., Sr. Unsec. Global Notes, 2.80%, 06/01/2020	$762,000	$766,958
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,437,049
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	986,317
4.88%, 08/15/2020(b)	245,000	262,021
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	569,220
		5,021,565

Systems Software–0.17%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/2017	2,500,000	2,510,390

Technology Hardware, Storage & Peripherals–0.81%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	5,155,000	5,101,458
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. Gtd. First Lien Notes, 3.48%, 06/01/2019(b)	6,878,000	7,013,672
		12,115,130

Thrifts & Mortgage Finance–0.06%

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	896,626

Trucking–0.16%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,401,166

Wireless Telecommunication Services–1.74%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/30/2020	1,841,000	1,979,195
MTN (Mauritius) Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 5.37%, 02/13/2022(b)	5,000,000	4,934,375
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	2,500,000	2,750,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. Notes, 3.36%, 03/20/2023(b)	16,503,000	16,537,142
		26,200,712
Total U.S. Dollar Denominated Bonds and Notes (Cost $917,202,123)		917,164,029

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

U.S. Treasury Securities–16.11%

U.S. Treasury Bills–0.02%
0.59%05/11/2017(e)(f)	$350,000	$349,116
U.S. Treasury Notes–16.09%
1.00%11/30/2018	153,750,300	153,398,981
1.00% 11/15/2019	55,138,100	54,504,894
1.25% 10/31/2021	1,359,000	1,319,344
1.75% 11/30/2021	32,651,900	32,513,521
		241,736,740
Total U.S. Treasury Securities (Cost $242,385,224)		242,085,856

Asset-Backed Securities–13.46%

Apidos CLO XI (Cayman Islands), Series 2012-11A, Class X, Floating Rate Pass Through Ctfs., 2.08%, 01/17/2028(b)(c)3,750,000		3,750,171
Banc of America Commercial Mortgage Trust, Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/2045	5,201,140	5,199,687
Series 2007-4, Class A1A, Pass Through Ctfs., 5.77%, 02/10/2051	2,175,715	2,209,745
Banc of America Funding Trust, Series 2006-G, Class 3A1, Floating Rate Pass Through Ctfs., 3.33%, 07/20/2036(c)	88,278	88,314
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Variable Rate Pass Through Ctfs., 3.26%, 05/25/2034(c)	107,838	108,167
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.44%, 05/15/2032(b)(c)	4,080,000	4,073,417
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.77%, 08/25/2033(c)	186,728	185,329
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.90%, 04/12/2038(b)(c)	1,703,316	1,709,312
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, Floating Rate Pass Through Ctfs., 2.20%, 11/30/2026(b)(c)	7,083,333	7,083,333
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 1.09%, 04/19/2022(b)(c)	6,079,426	6,081,613
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.94%, 12/15/2027(b)(c)	1,994,506	2,001,707
Cent CLO Ltd. (Cayman Islands), Series 2014-22A, Class A1R, Floating Rate Pass Through Ctfs., 2.29%, 11/07/2026(b)(c)	7,715,000	7,715,750

	Principal Amount	Value
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.74%, 02/15/2031(b)(c)	$5,000,000	$4,979,053
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.63%, 04/15/2021(b)(c)	2,340,000	2,301,897
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.67%, 08/25/2034(c)	548,042	531,180
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.59%, 06/08/2030(b)(c)	4,125,000	4,135,331
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.86%, 06/25/2034(c)	1,767,049	1,750,691
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 1.12%, 04/19/2021(b)(c)	400,586	400,490
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.84%, 02/15/2027(b)(c)	5,000,000	5,003,486
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	2,687,186	2,743,345
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, Variable Rate Pass Through Ctfs., 5.99%, 08/10/2045(c)	927,757	937,302
Series 2013-GC14, Class A1, Pass Through Ctfs., 1.22%, 08/10/2046	433,831	433,503
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.26%, 11/15/2029(b)(c)	5,002,000	5,006,319
Inwood Park CDO Ltd. (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.27%, 01/20/2021(b)(c)	3,784,000	3,776,650
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, Pass Through Ctfs., 4.84%, 07/15/2041(b)	390,920	390,126
Series 2007-LDPX, Class A1A, Pass Through Ctfs., 5.44%, 01/15/2049	1,754,399	1,763,713
Series 2013-C10, Class A1, Pass Through Ctfs., 0.73%, 12/15/2047	411,677	410,950
Series 2013-C16, Class A2, Pass Through Ctfs., 3.07%, 12/15/2046	3,064,886	3,138,149
Series 2014-INN, Class A, Floating Rate Pass Through Ctfs., 1.46%, 06/15/2029(b)(c)	1,661,000	1,659,002

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, Pass Through Ctfs., 2.98%, 11/15/2045	$3,201,405	$3,273,606
Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	3,316,008	3,399,842
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,631,269	1,680,812
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.38%, 04/23/2022(b)(c)	2,928,000	2,913,068
Landmark VIII CLO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 1.24%, 10/19/2020(b)(c)	3,500,000	3,484,266
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	4,202,525	4,206,147
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.33%, 07/20/2022(b)(c)	3,730,000	3,682,388
Merrill Lynch Mortgage Investors Trust, Series MLCC 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.93%, 11/25/2035(c)	1,716,591	1,702,575
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,606,406	2,690,220
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,750,429
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	2,388,499	2,382,674
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/2044	354,202	353,978
Series 2007-IQ14, Class A4, Pass Through Ctfs., 5.69%, 04/15/2049	1,632,398	1,639,784
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.69%, 08/14/2031(b)(c)	4,217,979	4,202,947
Northwoods Capital XII Ltd. (Cayman Islands), Series 2014-12A, Class A, Floating Rate Pass Through Ctfs., 2.35%, 09/15/2025(b)(c)	4,302,000	4,304,034
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1R, Floating Rate Pass Through Ctfs., 2.28%, 11/22/2025(b)(c)	3,206,486	3,206,348
Series 2014-6A, Class A1B, Floating Rate Pass Through Ctfs., 2.33%, 07/17/2026(b)(c)	1,400,000	1,396,978

	Principal Amount	Value
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.25%, 07/14/2034(b)(c)	$4,181,000	$4,193,003
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 1.18%, 04/18/2021(b)(c)	341,559	341,220
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.84%, 12/15/2031(b)(c)	3,409,797	3,401,641
RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, Variable Rate Pass Through Ctfs., 2.81%, 10/25/2035(b)(c)	5,328,981	5,379,651
Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.16%, 01/26/2036(b)(c)	1,007,872	1,009,958
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, Floating Rate Pass Through Ctfs., 2.29%, 07/25/2026(b)(c)	1,039,562	1,037,761
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	2,707,736	2,539,940
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,319,438	2,283,196
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/2043	3,580,358	3,537,413
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	2,290,958	2,247,103
Silverado CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1J, Floating Rate Pass Through Ctfs., 1.23%, 10/16/2020(b)(c)	4,700,000	4,690,525
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 3.04%, 11/15/2027(b)(c)	5,000,000	4,931,161
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 2.00%, 08/30/2021(b)(c)	1,491,000	1,491,000
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.26%, 04/18/2022(b)(c)	1,987,000	1,921,410
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.02%, 11/25/2034(c)	715,085	716,306
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.27%, 10/25/2020(b)(c)	2,000,000	1,990,493
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.36%, 10/25/2020(b)(c)	2,868,000	2,840,361

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A1, Pass Through Ctfs., 0.67%, 12/10/2045	$237,587	$237,368
Series 2013-C5, Class A1, Pass Through Ctfs., 0.78%, 03/10/2046	975,657	969,985
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.01%, 05/15/2043(c)	3,000,000	2,992,580
Series 2006-C26, Class A1A, Variable Rate Pass Through Ctfs., 6.01%, 06/15/2045(c)	63,846	63,759
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(c)	5,840,000	5,854,600
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Variable Rate Pass Through Ctfs., 2.69%, 08/25/2033(c)	958,444	969,923
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, Pass Through Ctfs., 0.69%, 10/15/2045	540,367	539,542
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	5,000,000	5,012,035
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.89%, 02/15/2027(b)(c)	3,500,000	3,514,296
Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471	1,507,885
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.11%, 07/25/2034(c)	680,362	680,534
Series 2004-S, Class A1, Variable Rate Pass Through Ctfs., 3.04%, 09/25/2034(c)	158,941	162,059
Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 2.98%, 12/25/2034(c)	430,129	438,683
WFRBS Commercial Mortgage Trust, IO, Series 2012-C6, Class XA, Variable Rate Pass Through Ctfs., 2.37%, 04/15/2045(b)(c)	2,498,060	205,546
Series 2012-C9, Class A1, Pass Through Ctfs., 0.67%, 11/15/2045	461,381	460,650
Series 2012-C10, Class XA, IO Variable Rate Pass Through Ctfs., 2.08%, 12/15/2045(b)(c)	4,291,871	304,519
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(c)	4,500,000	4,945,215
Series 2014-C24, Class A2, Pass Through Ctfs., 2.86%, 11/15/2047	1,948,461	1,996,806
Total Asset-Backed Securities (Cost $202,246,400)		202,245,955

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.49%
Collateralized Mortgage Obligations–0.03%
Fannie Mae REMICs, 1.03%, 02/25/2047(c)	$126,478	$125,104
Freddie Mac REMICs, 7.50%, 09/15/2029	177,040	202,856
1.54%, 12/15/2031(c)	47,077	48,266
1.49%, 01/15/2032(c)	27,607	28,390
		404,616

Federal Home Loan Mortgage Corp. (FHLMC)–0.09%

Pass Through Ctfs., 6.00%, 02/01/2017 to 03/01/2023	200,917	214,640
7.00%, 05/01/2017 to 10/01/2034	583,818	652,053
8.50%, 02/01/2019 to 08/17/2026	240,658	269,254
6.50%, 12/01/2035	44,373	50,129
Pass Through Ctfs., ARM, 2.56%, 07/01/2036(c)	102,104	106,640
3.01%, 02/01/2037(c)	25,382	27,066
2.93%, 01/01/2038(c)	45,982	48,985
		1,368,767

Federal National Mortgage Association (FNMA)–0.27%

Pass Through Ctfs., 7.00%, 02/01/2017 to 08/01/2036	1,988,923	2,190,909
7.50%, 04/01/2017 to 02/01/2031	304,838	344,780
8.00%, 12/01/2017 to 08/01/2032	362,197	376,044
6.50%, 06/01/2019 to 10/01/2035	457,590	506,378
9.00%, 01/01/2030	76,737	86,932
8.50%, 05/01/2030 to 07/01/2030	250,230	291,838

Pass Through Ctfs., ARM, 2.73%, 11/01/2032(c)	41,461	44,223
2.76%, 05/01/2035(c)	161,522	171,084
2.85%, 03/01/2038(c)	45,738	48,472
		4,060,660

Government National Mortgage Association (GNMA)–0.10%

Pass Through Ctfs., 7.00%, 08/15/2017 to 06/15/2032	97,575	105,272
9.50%, 09/15/2017	68	68
6.00%, 06/15/2018	40,532	41,253
7.75%, 11/15/2019 to 02/15/2021	52,275	52,472
6.50%, 07/15/2023 to 02/15/2034	1,024,437	1,167,504
7.50%, 12/20/2025	24,141	28,118
8.50%, 07/20/2027	57,525	65,370
		1,460,057
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,635,783)		7,294,100

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Shares	Value

Preferred Stocks–0.37%

Investment Banking & Brokerage–0.17%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,638,650

Regional Banks–0.14%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,037,750

Reinsurance–0.06%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	33,000	898,590
Total Preferred Stocks (Cost $5,325,000)		5,574,990

	Principal Amount

Municipal Obligations–0.20%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 2.11%, 07/01/2018 (Cost $3,000,000)	$3,000,000	3,025,590

	Shares

Money Market Funds–8.07%

Government & Agency Portfolio – Institutional Class, 0.29% (g)	72,724,472	72,724,472
Treasury Portfolio – Institutional Class, 0.26% (g)	48,482,981	48,482,981
Total Money Market Funds (Cost $121,207,453)		121,207,453

Options Purchased–0.06%

(Cost $664,207)(h)		922,520
TOTAL INVESTMENTS–99.81% (Cost $1,498,666,190)		1,499,520,493
OTHER ASSETS LESS LIABILITIES–0.19%		2,874,279
NET ASSETS–100.00%		$1,502,394,772

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
IO	—Interest Only
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $421,784,214, which represented 28.07% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(d)	Perpetual bond with no specified maturity date.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

(h)	The table below details options purchased: See Note 1E and Note 3

Open Over-The-Counter Foreign Currency Options Purchased – Currency Risk

Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Put	J.P. Morgan Chase Bank N.A.	02/15/2017	USD	1.065	EUR	45,000,000	$922,520

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Short Term Bond Fund

E.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment Securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Invesco Short Term Bond Fund

F.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Short Term Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds and Notes	$—	$917,164,029	$—	$917,164,029
U.S. Treasury Securities	—	242,085,856	—	242,085,856
Asset-Backed Securities	—	202,245,955	—	202,245,955
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	7,294,100	—	7,294,100
Preferred Stocks	5,574,990	—	—	5,574,990
Municipal Obligations	—	3,025,590	—	3,025,590
Money Market Funds	121,207,453	—	—	121,207,453
Put Options Purchased	—	922,520	—	922,520
	$126,782,443	$1,372,738,050	$—	$1,499,520,493
Futures Contracts*	(98,160)	—	—	(98,160)
Options Written*	—	229,372	—	229,372
Swap Agreements*	—	(80,429)	—	(80,429)
Total Investments	$126,684,283	$1,372,886,993	$—	$1,499,571,276
*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$99,652	$99,652
Options purchased, at value—OTC(b)	—	922,520	—	922,520
Total Derivative Assets	—	922,520	99,652	1,022,172
Derivatives not subject to master netting agreements	—	—	(99,652)	(99,652)
Total Derivative Assets subject to master netting agreements	$—	$922,520	$—	$922,520

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$—	$(197,812)	$(197,812)
Unrealized depreciation on swap agreements—OTC	(80,429)	—	—	(80,429)
Options written, at value—OTC	—	(229,372)	—	(229,372)
Total Derivative Liabilities	(80,429)	(229,372)	(197,812)	(507,613)
Derivatives not subject to master netting agreements	—	—	197,812	197,812
Total Derivative Liabilities subject to master netting agreements	$(80,429)	$(229,372)	$—	$(309,801)
(a)	Includes cumulative appreciation (depreciation) on futures contracts

(b)	Options purchased, at value.

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$—	$—	$1,168,664	$1,168,664
Swap agreements	(118,726)	—	—	(118,726)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	—	—	82,579	82,579
Options purchased (a)	—	258,313	—	258,313
Options written	—	(78,936)	—	(78,936)
Swap agreements	78,665	—	—	78,665
Total	$(40,061)	$179,377	$1,251,243	$1,390,559
(a)	Options purchased are included in the net realized gain from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the nine month average notional value futures contracts and swap agreements and the one month average notional value of options purchased and options written outstanding during the period.

	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$279,463,857	$47,697,750	$47,697,750	$6,000,000

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	1,065	March-2017	$230,905,313	$(116,919)
U.S. Treasury 5 Year Notes	Long	385	March-2017	45,369,844	(80,893)
U.S. Treasury 10 Year Notes	Short	588	March-2017	(73,215,188)	99,652
Total Futures Contracts – Interest Rate Risk					$(98,160)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	June-2017	0.23%	$6,000,000	$54,560	$(80,429)

(a)             Implied credit spreads represent the current level as of November 30, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Short Term Bond Fund

Open Over-The-Counter Foreign Currency Options Written – Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
EUR versus USD	Put	J.P. Morgan Chase Bank N.A.	02/15/2017	USD 1.010	$(150,436)	EUR 45,000,000	$229,372	$ (78,936)

Options Written Transactions
	Put Options
		Notional Value	Premiums Received
Beginning of period	—	—	$—
Written	EUR	45,000,000	150,436
Expired	—	—	—
End of period	EUR	45,000,000	$150,436

Currency Abbreviations:

EUR — Euro
USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $486,537,274 and $390,821,848, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,873,153,860 and $1,716,764,683, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,734,171
Aggregate unrealized (depreciation) of investment securities	(6,885,696)
Net unrealized appreciation of investment securities	$848,475
Cost of investments for tax purposes is $1,498,672,018.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	GOV-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–41.12%

U.S. Treasury Bills–0.21%

0.59%, 05/11/2017(a)(b)	$1,450,000	$1,446,336

U.S. Treasury Notes–32.16%

1.13%, 06/15/2018	6,000,000	6,007,854
1.00%, 08/15/2018	6,300,000	6,291,753
1.38%, 09/30/2018	4,000,000	4,019,140
1.38%, 12/31/2018	4,300,000	4,320,829
1.00%, 03/15/2019	8,500,000	8,463,314
1.63%, 06/30/2019	11,000,000	11,093,456
0.75%, 07/15/2019	15,000,000	14,784,075
1.63%, 07/31/2019	15,700,000	15,825,113
3.38%, 11/15/2019	1,700,000	1,797,419
1.00%, 11/30/2019	4,000,000	3,953,280
3.63%, 02/15/2020	7,800,000	8,320,861
1.38%, 02/29/2020	7,500,000	7,469,385
3.50%, 05/15/2020	3,500,000	3,726,884
1.38%, 08/31/2020	13,500,000	13,362,894
2.00%, 09/30/2020	4,900,000	4,961,152
1.75%, 12/31/2020	7,800,000	7,804,267
1.38%, 01/31/2021	4,000,000	3,938,752
1.25%, 03/31/2021	13,500,000	13,197,573
3.13%, 05/15/2021	9,700,000	10,244,674
1.13%, 06/30/2021	4,000,000	3,875,704
2.13%, 06/30/2021	9,000,000	9,114,084
1.13%, 07/31/2021	7,200,000	6,967,966
2.13%, 08/15/2021	3,700,000	3,741,988
2.00%, 10/31/2021	2,500,000	2,511,327
2.00%, 11/15/2021	100,000	100,469
2.13%, 12/31/2021	3,000,000	3,028,944
1.75%, 05/15/2022	1,750,000	1,727,271
2.00%, 07/31/2022	9,000,000	8,980,488
1.75%, 09/30/2022	7,000,000	6,877,773
2.13%, 12/31/2022	12,000,000	12,010,548
1.50%, 02/28/2023	4,500,000	4,332,478
1.63%, 04/30/2023	4,000,000	3,873,592
1.63%, 10/31/2023	1,700,000	1,638,807
2.38%, 08/15/2024	5,000,000	5,030,955
2.25%, 11/15/2025	700,000	692,945
		224,088,014

U.S. Treasury Inflation-Indexed Notes–2.41%(c)

0.13%, 04/15/2020	2,937,980	2,963,784
0.63%, 01/15/2026	11,706,885	11,860,093
0.13%, 07/15/2026	2,014,240	1,956,006
		16,779,883

U.S. Treasury Bonds–6.34%

7.88%, 02/15/2021	6,500,000	8,115,224
3.50%, 02/15/2039	2,500,000	2,747,120
4.25%, 05/15/2039	2,900,000	3,537,887
4.63%, 02/15/2040	2,800,000	3,595,539
4.75%, 02/15/2041	2,000,000	2,618,828
3.38%, 05/15/2044	11,900,000	12,677,915

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

3.00%, 05/15/2045	$3,000,000	$2,971,524
2.88%, 08/15/2045	4,100,000	3,959,222
2.50%, 05/15/2046	3,000,000	2,672,463
2.25%, 08/15/2046	1,500,000	1,263,399
		44,159,121
Total U.S. Treasury Securities (Cost $289,479,057)		286,473,354

U.S. Government Sponsored Agency Mortgage-Backed Securities–37.25%

Collateralized Mortgage Obligations–16.47%

Fannie Mae REMICs, 5.00%, 04/25/2018 to 08/25/2019	992,761	1,012,536
4.00%, 07/25/2018 to 07/25/2040	3,335,476	3,492,783
2.25%, 02/25/2021	192,710	194,406
0.93%, 10/25/2025(d)	1,469,798	1,468,081
2.50%, 03/25/2026	886,995	895,406
7.00%, 09/18/2027	952,290	1,051,909
6.50%, 03/25/2032	2,549,896	2,902,069
5.75%, 10/25/2035	772,642	850,086
0.88%, 05/25/2036(d)	3,482,906	3,470,618
4.25%, 02/25/2037	1,094,751	1,140,056
1.03%, 03/25/2037(d)	2,343,898	2,344,407
1.08%, 03/25/2037 to 03/25/2040(d)	3,572,244	3,580,369
0.98%, 06/25/2038(d)	5,026,827	5,031,357
6.58%, 06/25/2039(d)	2,080,372	2,419,099
1.13%, 02/25/2041(d)	3,511,073	3,531,802
1.10%, 11/25/2041(d)	1,642,309	1,650,169
Freddie Mac REMICs, 4.00%, 12/15/2017	58,996	59,592
4.50%, 07/15/2018 to 11/15/2039	1,020,254	1,053,739
3.00%, 10/15/2018 to 04/15/2026	1,268,619	1,292,868
5.00%, 01/15/2019 to 04/15/2019	289,355	293,827
1.04%, 12/15/2035 to 03/15/2040(d)	5,965,590	5,991,309
0.84%, 03/15/2036 to 09/15/2044(d)	18,625,542	18,630,533
0.88%, 11/15/2036(d)	2,569,040	2,558,287
0.91%, 03/15/2037(d)	1,979,843	1,977,639
0.94%, 05/15/2037 to 06/15/2037(d)	6,314,339	6,328,273
0.89%, 03/15/2039(d)	952,223	958,118
0.99%, 03/15/2039 to 02/15/2042(d)	15,145,214	15,149,594
1.40%, 11/15/2039(d)	465,460	474,158
Freddie Mac STRIPS, 0.88%, 10/15/2037(d)	5,474,759	5,449,042
Ginnie Mae REMICs, 5.73%, 08/20/2034(d)	1,475,418	1,648,420
4.00%, 02/20/2038	265,932	268,844
5.88%, 01/20/2039(d)	4,525,354	5,072,375
1.34%, 09/16/2039(d)	1,701,670	1,728,107
4.49%, 07/20/2041(d)	1,019,642	1,082,546
2.05%, 09/20/2041(d)	4,659,986	4,824,550
0.81%, 01/20/2042(d)	1,397,536	1,394,631

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs, IO, 1.60%, 09/20/2064(d)	$11,211,382	$1,170,692
1.63%, 11/20/2064(d)	7,212,412	583,758
1.69%, 12/20/2064(d)	19,288,191	1,733,913
		114,759,968

Federal Home Loan Mortgage Corp. (FHLMC)–7.26%

Pass Through Ctfs., 6.50%, 12/01/2016 to 12/01/2035	4,812,797	5,549,646
7.00%, 04/01/2017 to 03/01/2036	1,138,850	1,270,170
6.00%, 06/01/2017 to 07/01/2038	787,053	843,278
10.00%, 01/01/2019 to 04/01/2020	44,997	47,816
10.50%, 08/01/2019 to 01/01/2021	1,238	1,256
4.50%, 09/01/2020 to 01/01/2040	3,939,618	4,284,992
8.50%, 09/01/2020 to 08/01/2031	218,397	263,182
7.50%, 11/01/2020 to 05/01/2035	2,348,007	2,725,279
9.50%, 11/01/2020 to 04/01/2025	29,761	30,851
9.00%, 06/01/2021 to 04/01/2025	150,856	163,004
5.50%, 12/01/2022 to 01/01/2037	1,163,472	1,235,808
8.00%, 10/01/2023 to 02/01/2035	487,925	559,075
3.50%, 08/01/2026	2,312,340	2,436,511
3.00%, 05/01/2027 to 07/01/2027	3,491,146	3,605,970
7.05%, 05/20/2027	201,238	222,868
6.03%, 10/20/2030	404,317	460,137
5.00%, 07/01/2035 to 01/01/2040	2,080,754	2,303,672
Pass Through Ctfs., ARM, 3.03%, 09/01/2035(d)	1,416,783	1,500,519
2.85%, 10/01/2036(d)	2,095,699	2,215,284
3.34%, 10/01/2036(d)	584,543	620,827
2.79%, 12/01/2036(d)	410,878	432,389
2.54%, 05/01/2037(d)	712,693	745,399
3.38%, 11/01/2037(d)	2,606,351	2,708,599
2.93%, 01/01/2038(d)	367,855	391,883
3.00%, 07/01/2038(d)	2,664,599	2,835,030
2.57%, 06/01/2043(d)	3,418,919	3,601,232
3.11%, 06/01/2044(d)	1,070,367	1,097,137
2.91%, 02/01/2045(d)	2,908,559	2,970,929
2.74%, 08/01/2045(d)	2,327,226	2,371,373
3.16%, 09/01/2045(d)	3,035,204	3,110,120
		50,604,236

Federal National Mortgage Association (FNMA)–9.85%

Pass Through Ctfs., 5.00%, 01/01/2017 to 03/01/2039	2,467,351	2,665,951
6.00%, 03/01/2017 to 10/01/2038	4,257,886	4,877,675
6.50%, 04/01/2017 to 10/01/2038	3,941,215	4,491,302
7.50%, 04/01/2017 to 08/01/2037	3,699,343	4,368,732
7.00%, 06/01/2017 to 06/01/2036	4,669,837	5,337,507
8.00%, 12/01/2017 to 12/01/2036	2,940,813	3,474,651
4.50%, 04/01/2019 to 08/01/2039	3,401,205	3,666,185
10.00%, 12/20/2019 to 12/20/2021	28,060	28,551
5.50%, 03/01/2021 to 05/01/2035	5,218,620	5,968,672
9.50%, 08/01/2022	2,387	2,476
6.75%, 07/01/2024	350,649	397,426
8.50%, 01/01/2025 to 08/01/2037	942,469	1,099,583
9.87%, 04/20/2025	10,124	10,317
6.95%, 07/01/2025 to 10/01/2025	67,460	68,397
3.50%, 05/01/2027 to 06/01/2027	4,447,006	4,646,222

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.85%, 10/01/2034(d)	$2,553,329	$2,713,936
2.76%, 05/01/2035 to 02/01/2042(d)	3,019,591	3,154,788
3.06%, 01/01/2037(d)	5,971,719	6,348,812
2.29%, 06/01/2043(d)	3,072,042	3,099,508
2.18%, 08/01/2043(d)	2,530,058	2,565,297
2.16%, 06/01/2044(d)	696,458	712,797
2.48%, 07/01/2044(d)	2,809,532	2,835,425
2.83%, 11/01/2045(d)	4,172,273	4,257,799
2.79%, 02/01/2046(d)	1,816,242	1,851,490
		68,643,499

Government National Mortgage Association (GNMA)–3.67%

Pass Through Ctfs., 8.00%, 02/15/2017 to 04/15/2036	1,257,862	1,441,292
9.50%, 08/15/2017 to 03/15/2023	19,511	21,225
6.50%, 09/15/2017 to 09/15/2034	2,221,350	2,503,842
10.00%, 12/15/2017 to 07/15/2024	48,668	49,772
9.00%, 05/15/2018 to 04/15/2021	13,247	13,394
7.00%, 07/15/2018 to 12/15/2036	1,003,130	1,076,807
6.95%, 07/20/2025 to 11/20/2026	284,673	300,535
7.50%, 03/15/2026 to 10/15/2035	1,574,164	1,865,437
6.00%, 12/15/2028 to 08/15/2033	1,007,914	1,163,817
8.50%, 07/15/2030 to 01/15/2037	137,188	152,877
6.10%, 12/20/2033	2,258,164	2,589,971
3.50%, 08/20/2042 to 10/20/2042	3,540,537	3,592,846
4.00%, 09/20/2045	9,993,151	10,762,647
		25,534,462
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $257,012,337)		259,542,165

Bonds–12.13%

Collateralized Mortgage Obligations–11.75%

Banc of America Commercial Mortgage Trust, IO, Series 2015-UBS7, Class XA, Variable Rate Pass Through Ctfs., 1.07%, 09/15/2048(d)	19,545,652	1,134,486
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.44%, 05/15/2032(d)(e)	3,070,000	3,065,046
Bear Stearns ARM Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.21%, 01/25/2035(d)	1,197,515	1,190,786
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(d)(e)	3,482,116	3,408,815
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(d)(e)	4,144,636	4,053,298

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.58%, 06/08/2030(d)(e)	$6,675,000	$6,691,718
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(d)(e)	5,390,000	5,376,717
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(d)	6,800,000	7,106,142
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.44%, 03/15/2017(d)(e)	8,100,000	7,968,536
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041(e)	8,341,867	8,738,106
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/2039(d)(e)	12,270,495	12,699,962
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	5,079,503	5,083,881
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.20%, 08/15/2026(d)(e)	3,600,000	3,614,564
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(e)	4,609,716	4,668,943
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(d)	7,100,000	7,085,944
		81,886,944

Sovereign Debt–0.38%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,610,981
Total Bonds (Cost $78,027,261)		84,497,925

U.S. Government Sponsored Agency Securities–3.54%

Federal Agricultural Mortgage Corp. (FAMC)–0.88%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(e)	6,000,000	6,099,138

Federal Farm Credit Bank (FFCB)–0.74%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	4,000,000	5,177,964

	Principal Amount	Value

Tennessee Valley Authority (TVA)–1.92%

Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	$11,377,000	$11,396,932
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,969,080
		13,366,012
Total U.S. Government Sponsored Agency Securities (Cost $26,316,954)		24,643,114

Certificates of Deposit–3.45%

Credit Agricole Corporate and Investment Bank (France), 1.22%, 08/01/2017(d)	12,000,000	12,003,054
Rabobank Nederland (Netherlands), 1.18%, 11/06/2017(d)	12,000,000	12,005,856
Total Certificates of Deposit (Cost $24,000,000)		24,008,910

Corporate Notes–2.20%

Private Export Funding Corp.–2.20%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	4,800,000	5,307,720
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/2017	5,000,000	5,007,130
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,993,305
Total Corporate Notes (Cost $14,794,548)		15,308,155

	Shares

Money Market Funds–0.01%

Government & Agency Portfolio – Institutional Class, 0.29% (Cost $66,590) (f)66,590		66,590

Options Purchased–0.03%
(Cost $359,900)(g)		243,519
TOTAL INVESTMENTS–99.73% (Cost $690,056,647)		694,783,732
OTHER ASSETS LESS LIABILITIES–0.27%		1,873,729
NET ASSETS–100.00%		$696,657,461

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Securities
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(c)	Principal amount of security and interest payments are adjusted for inflation. See Note 1E.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $71,468,724, which represented 10.26% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.
(g)	The table below details options purchased:

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.67%	Receive	3 Month USD LIBOR	05/16/2017	$6,100,000	$31,797
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.67	Pay	3 Month USD LIBOR	05/16/2017	6,100,000	211,722
Total Options Purchased—Interest Rate Risk (Cost $359,900)								$243,519

Abbreviations:
LIBOR – London Interbank Offered Rate
USD – U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco U.S. Government Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

Invesco U.S. Government Fund

F.	Futures Contracts – (continued)

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of

Invesco U.S. Government Fund

H.	Put Options Purchased and Written – (continued)

Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and

Invesco U.S. Government Fund

I.	Swap Agreements – (continued)

Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$17,919,136	$—	$17,919,136
Collateralized Mortgage Obligations	—	81,886,944	—	81,886,944
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	259,542,165	—	259,542,165
U.S. Government Sponsored Agency Securities	—	24,643,114	—	24,643,114
U.S. Treasury Securities	—	286,473,354	—	286,473,354
Certificates of Deposit	—	24,008,910	—	24,008,910
Money Market Funds	66,590	—	—	66,590
Options Purchased	—	243,519	—	243,519
	66,590	694,717,142	—	694,783,732
Futures Contracts*	63,447	—	—	63,447
Total Investments	$130,037	$694,717,142	$—	$694,847,179

* Unrealized appreciation.

Invesco U.S. Government Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$206,567
Options purchased, at value—OTC(b)	243,519
Total Derivative Assets	450,086
Derivatives not subject to master netting agreements	(206,567)
Total Derivative Assets subject to master netting agreements	$243,519

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(143,120)
Total Derivative Liabilities	(143,120)
Derivatives not subject to master netting agreements	143,120
Total Derivative Liabilities subject to master netting agreements	$—
(a)	Includes cumulative appreciation (depreciation) on futures contracts.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(3,031,166)
Options purchased(a)	(160,000)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	759,381
Options purchased(a)	(116,381)
Total	$(2,548,166)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco U.S. Government Fund

The table below summarizes the average notional value of futures contracts and options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$137,106,967	$18,377,778

	Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	60	March-2017	$(13,008,750)	$(2,940)
U.S. Treasury 5 Year Notes	Long	105	March-2017	12,373,594	(20,250)
U.S. Treasury 10 Year Notes	Long	218	March-2017	27,144,406	(109,519)
U.S. Treasury 10 Year Ultra Bonds	Short	25	March-2017	(3,360,938)	(10,411)
U.S. Treasury Long Bonds	Short	89	March-2017	(13,464,031)	55,413
U.S. Treasury Ultra Bonds	Long	211	March-2017	34,056,719	151,154
Total Futures Contracts – Interest Rate Risk					$63,447

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $52,315,139 and $100,754,537, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $101,140,922 and $115,937,268, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,623,649
Aggregate unrealized (depreciation) of investment securities	(12,117,720)
Net unrealized appreciation (depreciation) of investment securities	$(494,071)
Cost of investments for tax purposes is $695,277,803.

Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.